As filed with the Securities and Exchange Commission on January 8, 2021

File No.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.

☐   Post-Effective Amendment No.

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:

Joshua B. Deringer	Kevin O’Rourke
Faegre Drinker Biddle & Reath LLP	Jose J. Del Real
One Logan Square	Northern Trust Investments, Inc.
Suite 2000	50 South LaSalle Street
Philadelphia, Pennsylvania 19103-6996	Chicago, Illinois 60603

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of Beneficial Interest, par value of $0.0001, of the U.S. Government Money Market Fund.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

It is proposed that this filing will become effective on February 8, 2021 pursuant to Rule 488 under the Securities Act of 1933.

NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-637-1380

February     , 2021

Dear Shareholder:

You are cordially invited to attend a Special Meeting of Shareholders of the Money Market Fund, a series of Northern Funds (the “Trust”), to be held on March 31, 2021 at 9:00 A.M. (Chicago time). In light of the public health concerns regarding the coronavirus (COVID-19) pandemic, the meeting will be held in a virtual format only. Shareholders will not be able to attend the meeting in person.

At this important meeting, you will be asked to approve a Plan of Reorganization (the “Plan”) that provides for the reorganization of the Money Market Fund, a series of the Trust (the “Acquired Fund”) into the U.S. Government Money Market Fund, also a series of the Trust (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). If approved by shareholders of the Acquired Fund, the reorganization is expected to be completed on or about April 9, 2021.

The reorganization will be effected pursuant to the Plan. In the reorganization, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for (i) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (ii) the issuance by the Acquiring Fund of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) to the Acquired Fund, followed immediately by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares to its shareholders in liquidation of all of the shares of beneficial interest of the Acquired Fund that are then outstanding.

The reorganization will not result in the recognition of gain or loss by shareholders of the Acquired Fund. Both the Acquired Fund and Acquiring Fund are money market funds that currently offer and redeem shares at $1.00 per share by valuing their portfolio securities at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, you will receive a number of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund you own immediately before the reorganization. The reorganization is conditioned on the Trust’s receipt of an opinion from counsel that the Acquired Fund’s shareholders will recognize no gain or loss upon their receipt of Acquiring Fund Shares (including fractional shares to which they may be entitled) in liquidation of their Acquired Fund Shares. The Acquired Fund may make distributions to shareholders of certain ordinary income and/or capital gains on or before the reorganization. In that event, the distributions may be taxable to shareholders who receive the distribution (aside from tax-exempt accounts). Northern Trust Investments, Inc. (“NTI”) will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the enclosed Prospectus/Proxy Statement and of proxy solicitation and the shareholder meeting.

NTI believes that the shareholders of the Acquired Fund may benefit from the larger, combined assets of one combined fund, a lower risk profile and a better opportunity for future growth by combining the Acquired Fund’s assets with the Acquiring Fund. The Acquiring Fund is a government money market fund with better commercial viability than the Acquired Fund, which is a prime money market fund, with a higher risk profile than the Acquiring Fund and minimal growth prospects in the current low interest rate environment. The reorganization is also expected to benefit NTI and its affiliate, The Northern Trust Company, by creating efficiencies from the operation of only the Acquiring Fund after the reorganization. NTI believes that the Acquiring Fund’s identical investment objective and that it operates as a money market fund makes the Acquiring Fund compatible with the Acquired Fund. NTI also considered the future prospects of the Acquired Fund if the reorganization is not effected, including the possibility that the Acquired Fund might be liquidated.

After considering NTI’s recommendation, the Board concluded that the reorganization would be in the best interests of the Acquired Fund and the Acquiring Fund and their respective shareholders and that their respective shareholders’ interests would not be diluted as a result of the reorganization.

You should carefully read the enclosed Prospectus/Proxy Statement, which discusses the Acquiring Fund and the reorganization in detail. Your vote is important. Even if you plan to attend the virtual shareholder meeting and vote at the meeting, please promptly follow the enclosed directions to submit voting instructions by telephone or over the Internet. Alternatively, you may submit voting instructions by signing and dating each proxy card that you receive, and if received by mail, returning it in the accompanying postage-paid return envelope.

If you have any questions about the reorganization, please do not hesitate to contact Northern Funds at 1-800-595-9111.

Sincerely,

Peter K. Ewing
President

IMPORTANT NOTICE

TO SHAREHOLDERS OF THE MONEY MARKET FUND

QUESTIONS & ANSWERS

The enclosed combined Prospectus/Proxy Statement describes the contemplated reorganization of the Money Market Fund of Northern Funds (the “Acquired Fund”) into the U.S. Government Money Market Fund of Northern Funds (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). While we recommend that you read the complete Prospectus/Proxy Statement, for your convenience, we have provided an overview of the reorganization.

Q: WHY AM I RECEIVING THE COMBINED PROSPECTUS/PROXY STATEMENT?

A: You are being asked to approve a plan of reorganization (the “Plan”) to combine the assets of the Acquired Fund with the Acquiring Fund. The Board of the Trustees of Northern Funds (the “Board”) has approved the Plan proposed by Northern Trust Investments, Inc. (“NTI”), each Fund’s investment adviser, and recommends that you approve it also.

Under the Plan, the Acquired Fund will transfer all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities. The Acquired Fund will then distribute the shares of the Acquiring Fund to shareholders of the Acquired Fund in complete liquidation of all the shares of beneficial interest of the Acquired Fund then outstanding.

The reorganization requires the approval of the Acquired Fund’s shareholders because the Acquired Fund has a fundamental investment policy with respect to industry concentration that requires it to invest, under normal market conditions, at least 25% of its total assets in securities issued by companies in the financial services industry. The Acquiring Fund, on the other hand, has a fundamental policy not to concentrate its investments in any one industry.

Q: HOW WILL THE REORGANIZATION AFFECT ME?

A: If you do not redeem your shares in the Acquired Fund and the reorganization is approved, you will become a shareholder of the Acquiring

Fund and will have your investment managed in accordance with the Acquiring Fund’s investment strategies as a government money market fund. Both the Acquired Fund and Acquiring Fund are money market funds that currently offer and redeem shares at $1.00 per share by valuing their portfolio securities at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund will receive a number of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund they own immediately before the reorganization.

The Acquiring Fund and Acquired Fund have almost identical policies for purchase, redemption and exchange of shares and dividend and distributions. However, shareholders in the Acquiring Fund may authorize checkwriting privileges with respect to their accounts and redeem shares of the Acquiring Fund by check in amounts of $250 or more. If approved and after the reorganization, former Acquired Fund shareholders may add checkwriting privileges to their account in the combined fund by calling 800-595-9111.

Q: WHY IS THE REORGANIZATION RECOMMENDED?

A: After careful consideration, the Board including a majority of the independent Trustees by separate vote, has determined that the reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and their respective shareholders and that the interests of their respective shareholders will not be diluted as a result of the reorganization. The Board has determined that, after the reorganization, shareholders of the Acquired Fund may benefit from the larger combined assets of the Funds and a better opportunity for future growth of the Acquiring Fund, among other things. The reorganization is also expected to benefit NTI and its affiliate, The Northern Trust Company, by creating efficiencies from the operation of only the Acquiring Fund after the reorganization.

The Board also considered the Funds’ identical investment objectives. The Board noted that both Funds were money market funds regulated under Rule 2a-7 under the Investment Company Act of 1940, but had different principal investment strategies. In particular, they considered that the Acquired Fund is a prime money market fund that may invest in a broad range of high-quality, money market instruments, including government securities; whereas, the Acquiring Fund is a government money market fund with a policy to invest 99.5% of its net assets in government securities. Despite these differences in investment strategies, the Board concluded that there were sufficient similarities between the Funds, including that the Funds are both money market funds that hold high quality, short term investments with maturities of less than 397 days. The Board noted that both Funds’ performance has been similar in the recent market environment.

The Board also considered that the Acquired Fund will be required to distribute its realized capital gains to shareholders, if any, which will be a taxable event to shareholders (other than tax-exempt accounts), prior to the reorganization. While the Board considered other options for the Acquired Fund, including liquidation of the Fund, a reorganization with the Acquiring Fund was determined to be the most beneficial outcome for Acquired Fund shareholders. The Board also considered the future prospects of the Acquired Fund if the reorganization was not effected, including the limited commercial viability of the Fund and the possibility that the Fund might be liquidated.

Q: WHAT WILL HAPPEN TO THE ACQUIRED FUND IF THE REORGANIZATION IS NOT APPROVED BY SHAREHOLDERS?

A: If the reorganization is not approved by the Acquired Fund’s shareholders, NTI and the Board may consider other options, including the potential liquidation of the Acquired Fund.

Q: WILL MY VOTE MAKE A DIFFERENCE?

A: Yes. Your vote is very important and can make a difference, no matter how many shares that you own. Your vote is needed to ensure that the reorganization can be acted upon. Your immediate response will help save on the costs of any further solicitations for a shareholder vote.

Q: HOW CAN I ATTEND THE SHAREHOLDER MEETING?

A: In light of public health concerns regarding the coronavirus pandemic, the meeting will be held in a virtual meeting format only. You will not be able to attend the Meeting in person. Further information regarding the purpose of the Meeting is included in the accompanying Proxy Statement dated February         , 2021. Shareholders of record on the Record Date (as defined below) for the Meeting may participate in and vote at the Meeting on the Internet by virtual means. To participate in the Meeting virtually shareholders must register in advance by visiting https://viewproxy.com/Northerntrust/broadridgevsm/and submitting the requested required information to Broadridge Financial Solutions, Inc. (“Broadridge”), the Fund’s proxy tabulator. Only shareholders of record at the close of business on January 11, 2021 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting or any postponement or adjournment thereof. Proxies are being solicited on behalf of the Board.

Shareholders whose shares are registered directly with the Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Requests for registration should be received no later than 3:00 p.m., Eastern Time, on Thursday, March 30, 2021, but in any event must be received by the scheduled time for commencement of the Meeting. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/Northerntrust/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at proxyvote.com. Only shareholders of the Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting.

Q: HOW DO I VOTE MY SHARES?

A: You can provide voting instructions as follows:

•	Online. Go to www.proxyvote.com and follow the directions provided. Have your Control Number (printed on the proxy card) ready.

•	By phone. Call 800-690-6903 and follow the recorded instructions. Have your Control Number (printed on the proxy card) ready.

•	By mail. Sign and date the proxy card and mail it in the post-paid envelope provided or mail your proxy card to:

[Northern Funds/Northern Institutional Funds

c/o Broadridge

51 Mercedes Way

Edgewood, NY 11717]

•	Virtual. You may also attend the meeting virtually and vote. However, even if you intend to do so, we encourage you to provide voting instructions by one of the methods discussed above.

Notes. If you are invested in the Acquired Fund through your bank or broker/dealer, please reference your proxy card for the appropriate phone number.

Q: WHO WILL ADVISE THE ACQUIRING FUND ONCE THE REORGANIZATION IS COMPLETED?

A: As you know, the Acquired Fund is advised by NTI. The Acquiring Fund also is advised by NTI and will continue to be advised by NTI once the reorganization is completed. Each Fund also has the same transfer agent, custodian, administrator and distributor.

Q: WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: No, you will not pay any sales load, commission or other similar fee in connection with the reorganization.

Q: HOW WILL THE FEES AND EXPENSES OF THE ACQUIRED FUND CHANGE AS A RESULT OF THE REORGANIZATION?

A: The Acquiring Fund after the reorganization

will pay the same contractual management fee as is currently paid by the Acquired Fund and the Acquiring Fund prior to the reorganization. Following the reorganization, the estimated pro forma gross annual operating expenses (as a percentage of the value of your investment) of the Acquiring Fund are expected to be lower than it is currently for the Acquired Fund, and the pro forma net annual operating expenses (as a percentage of the value of your investment) (i.e., after contractual waivers and/or expense reimbursements) for the Acquiring Fund are expected to be the same as those currently for the Acquired Fund. The estimated pro forma gross annual operating expenses and estimated pro forma net annual operating expenses of the Acquiring Fund (both as a percentage of the value of your investment) after the reorganization are expected to be the same for the Acquiring Fund prior to the reorganization.

The following tables show (i) the Funds’ contractual management fees and gross annual and net annual operating expenses and (ii) the contractual management fee and the estimated pro forma gross annual and net annual operating expenses of the Acquiring Fund after the reorganization. Estimated Pro Forma numbers project anticipated expense levels but actual expenses may be greater or less than those shown below:

Acquired Fund/Acquiring Fund (before reorganization)	Management Fee	Gross Annual Operating Expenses	Net Annual Operating Expenses
Money Market Fund	0.33%	0.38%	0.35%
U.S. Government Money Market Fund	0.33%	0.36%	0.35%

Acquiring Fund (after the reorganization)	Management Fee	Pro Forma Gross Annual Operating Expenses	Pro Forma Net Annual Operating Expenses
U.S. Government Money Market Fund	0.33%	0.36%	0.35%

Q: WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The reorganization will not result in the recognition of a gain or loss by shareholders of the Acquired Fund. Both the Acquired Fund and Acquiring Fund are money market funds that currently offer and redeem shares at $1.00 per share by valuing their portfolio securities at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund would receive a number of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund they own immediately before the reorganization. The reorganization is conditioned on the Trust’s receipt of an opinion from counsel that the Acquired Fund’s shareholders will recognize no gain or loss upon their receipt of Acquiring Fund shares (including fractional shares to which they may be entitled) in liquidation of their Acquired Fund shares. The Acquired Fund may make distributions to shareholders of certain ordinary income and/or capital gains on or before the reorganization. In that event, the distributions may be taxable to shareholders who receive the distribution (aside from tax-exempt accounts).

Q: WHO IS PAYING FOR THE COSTS OF THE REORGANIZATION?

A: NTI will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing of the Prospectus/Proxy Statement, the solicitation of proxies and holding of the shareholder meeting.

Q: WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A: If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares.

Q: WHOM DO I CONTACT FOR FURTHER INFORMATION?

A: You may call the Northern Funds at 1-800-595-9111.

Important additional information about the reorganization is set forth in the accompanying Prospectus/Proxy Statement

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to indicate your voting instructions on the proxy card, if received by mail, date and sign it and return it promptly in the envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares as you instruct at the special meeting of shareholders of the Acquired Fund.

NORTHERN FUNDS

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 31, 2021

To Shareholders of the Money Market Fund:

A special meeting of shareholders (the “Meeting”) of the Money Market Fund of Northern Funds (the “Trust”) will be held in virtual format on March 31, 2021 at 9:00 A.M. (Chicago time). In light of public health concerns regarding the coronavirus (COVID-19) pandemic, the Meeting will be held in a virtual meeting format only. Shareholders will not be able to attend the Meeting in person. The Meeting is being held for the following purposes:

Proposal 1. A proposal to approve a plan of reorganization pursuant to which the Money Market Fund, a series of Northern Funds, will be reorganized with and into the U.S. Government Money Market Fund, also a series of Northern Funds.

Proposal 2. Such other business as may properly come before the Meeting or any adjournment(s) thereof.

Shareholders of record as of the close of business on January 11, 2021 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

[In light of public health concerns regarding COVID-19, the Meeting will be held in a virtual format only. You will not be able to attend the Meeting in person. To participate in the Meeting virtually shareholders of the Money Market Fund must register in advance by visiting https://viewproxy.com/Northerntrust/broadridgevsm/ and submitting the requested required information to Broadridge Financial Solutions, Inc. (“Broadridge”), the Fund’s proxy tabulator.

Shareholders whose shares are registered directly with the Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 3:00 p.m., Eastern Time, on Thursday, March 30, 2021, but in any event must be received by the scheduled time for commencement of the Meeting. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/Northerntrust/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at proxyvote.com. Only shareholders of the Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting.

Any shareholder who does not expect to attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting website during the Meeting.]

The Prospectus/Proxy Statement and accompanying Proxy Card are first being mailed to shareholders on or about February    , 2021.

THE BOARD OF TRUSTEES OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

By Order of the Board of Trustees of Northern Funds

Jose J. Del Real Secretary of Northern Funds February , 2021

NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-595-9111

PROSPECTUS/PROXY STATEMENT

This Prospectus/Proxy Statement is being furnished to shareholders of the Money Market Fund (the “Acquired Fund”) in connection with a Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees (the “Board”) of Northern Funds (the “Trust”). The Board of the Trust has called a Special Meeting of Shareholders of the Money Market Fund to be held on March 31, 2021 at 9:00 A.M. (Chicago time) to vote on the Plan. In light of public health concerns regarding the coronavirus (COVID-19) pandemic, the meeting will be held in virtual meeting format only. Shareholders will not be able to attend the meeting in person. This Special Meeting and any postponement or adjournment thereof is referred to herein as the “Meeting.”

Under the Plan, all of the assets of the Acquired Fund will be transferred to the U.S. Government Money Market Fund of Northern Funds (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (2) the issuance by the Acquiring Fund of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) to the Acquired Fund, followed immediately by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares to its shareholders in liquidation of all of the shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) that are then outstanding (the “Reorganization”). Both the Acquired Fund and the Acquiring Fund are money market funds that currently offer and redeem shares at $1.00 per share by valuing their respective portfolio investments at amortized cost. Pursuant to the Plan, shareholders of the Acquired Fund will receive a number of Acquiring Fund Shares equal to the number of Acquired Fund Shares they own immediately before the Reorganization. If approved by the Acquired Fund’s shareholders, the Reorganization is expected to be completed on or about April 9, 2021.

Northern Trust Investments, Inc. (“NTI”), the investment adviser and administrator of the Acquired Fund and the Acquiring Fund, has undertaken to pay any out-of-pocket costs related to the preparation, assembling and mailing of the Prospectus/Proxy Statement, the solicitation of proxies and holding of the Meeting.

The Board believes that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and their respective shareholders, and that the interests of their respective shareholders will not be diluted as a result of the Reorganization. The Reorganization will not result in the recognition of gain or loss by shareholders of the Acquired Fund. Each Fund currently offers and redeems shares at $1.00 per share by valuing its portfolio investments at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund would receive a number of Acquiring Fund shares equal to the number of Acquired Fund shares they own immediately before the Reorganization. The Reorganization is conditioned on the Trust’s receipt of an opinion from counsel that the Acquired Fund’s shareholders will recognize no gain or loss upon their receipt of Acquiring Fund Shares (including fractional shares to which they may be entitled) in liquidation of their Acquired Fund Shares. The Acquired Fund may make distributions to shareholders of certain ordinary income and/or capital gains on or before the Reorganization. In that event, the distributions may be taxable to shareholders who receive the distribution (aside from tax-exempt accounts). THE BOARD OF THE TRUST UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE MONEY MARKET FUND APPROVE THE PLAN.

The Funds are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of [43] separate series, including the Funds. The Board is responsible for the management and business and affairs of the Funds.

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund, the Acquiring Fund and the Reorganization before voting. It is both a proxy statement for the Meeting and a Prospectus for the Acquiring Fund. This Prospectus/Proxy Statement incorporates by reference the following documents, which contain additional information about the Acquired Fund and the Acquiring Fund:

-	A Statement of Additional Information dated February , 2021 (the “Reorganization SAI”), relating to this Prospectus/Proxy Statement;

-	The Prospectus dated July 31, 2020, as supplemented to date, of the Northern Funds- Money Market Funds, including the Acquired Fund and Acquiring Fund (the “Prospectus”);

-

The Statement of Additional Information dated July 31, 2020, as supplemented to date, of the Northern Funds-Money Market Funds, including the Acquired Fund and Acquiring Fund (the “Statement of Additional Information”); and

-

The Acquired Fund and the Acquiring Fund’s audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm included in the Trust’s Annual Report to shareholders for the year ended March 31, 2020 and unaudited financial statements and financial highlights included in the Trust’s Semiannual Report to shareholders for the six-months ended September 30, 2020.

You can obtain a free copy of documents listed above by contacting Northern Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-595-9111. You may also request copies of any of the foregoing documents by email request to:
northern-funds@ntrs.com.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

This Prospectus/Proxy Statement and the enclosures are expected to be first sent to shareholders on or about February    , 2021.

YOU COULD LOSE MONEY BY INVESTING IN A FUND. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, THE FUNDS CANNOT GUARANTEE THEY WILL DO SO. THE ACQUIRED FUND MAY IMPOSE A FEE UPON SALE OF YOUR SHARES OR MAY TEMPORARILY SUSPEND YOUR ABILITY TO SELL SHARES IF THE FUND’S LIQUIDITY FALLS BELOW REQUIRED MINIMUMS BECAUSE OF MARKET CONDITIONS OR OTHER FACTORS. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, ANY OTHER GOVERNMENT AGENCY, OR THE NORTHERN TRUST COMPANY, ITS AFFILIATES, SUBSIDIARIES OR ANY OTHER BANK. THE FUNDS’ SPONSOR HAS NO LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO A FUND, AND YOU SHOULD NOT EXPECT THAT THE SPONSOR WILL PROVIDE FINANCIAL SUPPORT TO A FUND AT ANY TIME.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus/Proxy Statement is February    , 2021

NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

TELEPHONE: 1-800-595-9111

COMBINED PROSPECTUS/PROXY STATEMENT

DATED FEBRUARY     , 2021

SYNOPSIS

PROXY SOLICITATION

This Prospectus/Proxy Statement is furnished to you in connection with the solicitation of proxies for the Special Meeting of Shareholders of the Money Market Fund (the “Acquired Fund”) of Northern Funds (the “Trust”) by the Board of Trustees (the “Board”) of the Trust.

The Trust will request banks, brokerage houses, and other custodians to forward solicitation material to their principals to obtain authorization for the execution of proxies. It is expected that the solicitation of proxies will be primarily by mail. However, the Trust’s officers, investment adviser and administrator, as well as their affiliates and correspondent banks, brokers and similar record holders, may also solicit proxies by telephone, facsimile, internet or personal interview. The Trust has engaged Broadridge Financial Solutions, Inc. (“Broadridge”), an independent proxy solicitation firm, to assist in soliciting proxies. The cost of Broadridge’s services with respect to the Trust is estimated to be $[                ], plus reasonable out-of-pocket expenses.

If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card in the accompanying postage-paid envelope. If you have any questions regarding the enclosed materials, please contact Northern Funds at 1-800-595-9111. If the enclosed proxy card is properly executed and received prior to the Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card. If no instructions are marked on the returned proxy card, the proxy card will be voted FOR the Plan, and in the discretion of the persons named above as proxies, in connection with any other matter that may properly come before the Meeting.

THE REORGANIZATION

The Board of the Trust, including a majority of the independent Trustees, by separate vote, reviewed and approved the Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Fund with and into the U.S. Government Money Market Fund (the “Acquiring Fund”), the closing date (the “Closing Date”) of which is expected to be on or about April 9, 2021, if approved by shareholders of the Acquired Fund.

Pursuant to the Plan, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (2) the issuance by the Acquiring Fund of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) to the Acquired Fund, followed immediately by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares to its shareholders in liquidation of all of the shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) that are then outstanding (the “Reorganization”). Both Funds are money market funds that currently offer and redeem shares at $1.00 per share by valuing their respective portfolio investments at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund would receive a number of Acquiring Fund Shares equal to the number of Acquired Fund Shares they own immediately before the Reorganization.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Trust of an opinion of counsel to the effect that the Acquired Fund’s shareholders will recognize no gain or loss upon their receipt of Acquiring Fund Shares (including fractional shares to which they may be entitled) in liquidation of their Acquired Fund Shares, as described further below.

This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached hereto as Appendix A.

NTI, the Funds’ investment adviser, will bear any out-of-pocket costs related to the Reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Prospectus/Proxy Statement, the solicitation of proxies and of the Meeting.

The Board determined that the Reorganization is in the best interest of the Acquired Fund and Acquiring Fund and their respective shareholders, and that value of the interests of the Funds’ respective shareholders will not be diluted as a result of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives, principal investment strategies and limitations of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds’ Prospectus and Statement of Additional Information.

The Acquired Fund and Acquiring Fund have identical investment objectives, and similar, but not identical, investment strategies and fundamental investment restrictions, as discussed below and in Appendix B. The investment objective of each Fund may be changed by the Board without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund. Each Fund’s investment objective and principal investment strategies are provided in the table below.

Money Market Fund (Acquired Fund)	U.S. Government Money Market Fund (Acquiring Fund)
Investment Objective	Investment Objective

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.	The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Principal Investment Strategies	Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

•   Obligations of U.S. banks (including obligations of foreign branches of such banks);

•   Obligations of foreign commercial banks;

•   Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

•   Corporate bonds, notes, paper and other instruments that are of high-quality;

•   Asset-backed securities and asset-backed commercial paper;

•   Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

•   Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

•   Repurchase agreements; and

•   Municipal securities issued or guaranteed by state or local governmental bodies.

Under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services group of industries. Companies in the financial services group of industries include but are not limited to U.S. and non-U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities. The Fund may, however, for temporary defensive purposes, invest less than 25% of its total assets in the financial services industry if warranted due to adverse economic conditions or if investing less than 25% of its total assets in the financial services industry appears to be in the best interest of shareholders.

The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

The Fund operates as a “retail money market fund,” as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “retail money market fund” under Rule 2a-7, the Fund (1) is permitted to continue to use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 share price, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90-day period, as described in more detail in the Fund’s Prospectus.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

Each Fund has an investment strategy to invest in high quality, short-term investments with maturities less than 397 days. However, there are some important differences between the Funds’ investment strategies, including:

-

The Acquired Fund invests in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets. The Acquiring Fund, under normal circumstances, invests substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or U.S. government securities.

-

Under normal market conditions, the Acquired Fund will invest at least 25% of its total assets in securities issued by companies in the financial services group of industries. The Acquiring Fund, on the other hand, may not concentrate its assets in any one industry.

The Funds have similar, but not identical, fundamental investment restrictions. An important difference in the Funds’ fundamental investment restrictions is that the Acquired Fund has a fundamental investment restriction requiring it to invest, under normal market conditions, at least 25% of its total assets in securities issued by companies in the financial services industry. The Acquiring Fund, on the other hand, has a fundamental policy not to concentrate its investments in any one industry. These fundamental investment restrictions are set forth in Appendix B to this Prospectus/Proxy Statement.

PRINCIPAL RISK FACTORS

As with any investment, you could lose all or part of your investment in a Fund, and a Fund’s performance could trail that of other investments. Each Fund is subject to certain risks, including the respective principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Acquired Fund or the Acquiring Fund, as applicable, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

The following is a summary of the principal risks associated with an investment in the Acquired Fund and the Acquiring Fund. Because the Funds have identical investment objectives and similar, but not identical, investment strategies as described above, the Funds are subject to similar investment risks. Because the Funds have some different principal investment strategies as described above, the Funds are also subject to some different investment risks, of which you should be aware.

YOU COULD LOSE MONEY BY INVESTING IN A FUND. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, THE FUNDS CANNOT GUARANTEE THEY WILL DO SO. THE ACQUIRED FUND MAY IMPOSE A FEE UPON SALE OF YOUR SHARES OR MAY TEMPORARILY SUSPEND YOUR ABILITY TO SELL SHARES IF THE FUND’S LIQUIDITY FALLS BELOW REQUIRED MINIMUMS BECAUSE OF MARKET CONDITIONS OR OTHER FACTORS. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, ANY OTHER GOVERNMENT AGENCY, OR THE NORTHERN TRUST COMPANY, ITS AFFILIATES, SUBSIDIARIES OR ANY OTHER BANK. THE FUNDS’ SPONSOR HAS NO LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO A FUND, AND YOU SHOULD NOT EXPECT THAT THE SPONSOR WILL PROVIDE FINANCIAL SUPPORT TO A FUND AT ANY TIME.

What principal risks are associated with an investment in both Funds?

Each of the Acquired Fund and the Acquiring Fund are subject to the following principal risks:

STABLE NAV RISK is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Fund could be subject to increased redemption activity, which could adversely affect its NAV.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

PREPAYMENT (OR CALL) RISK is the risk that because many issuers of fixed-income securities have an option to prepay their fixed-income securities, the exercise of such option may result in a decreased rate of return and a decline in value of those securities and accordingly, a decline in the Fund’s NAV. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yield on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid to purchase the securities.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, credit risk and default risk, which could impede their value.

INCOME RISK is the risk that the Fund’s ability to distribute income to shareholders depends on the yield available from the Fund’s investments. Falling interest rates will cause the Fund’s income to decline. In addition, changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income. Income risk is generally higher for short-term debt securities.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or its investment adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

What additional principal risks are associated with an investment in the Acquiring Fund?

There are no additional principal risks associated with an investment in the Acquiring Fund.

What additional principal risks are associated with an investment in the Acquired Fund?

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

COMMERCIAL PAPER RISK. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

MUNICIPAL INVESTMENTS RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

LIQUIDITY RISK is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. For these same reasons, less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

FINANCIAL SERVICES INDUSTRY RISK is the risk that, because the Fund will invest under normal market conditions at least 25% of its total assets in the financial services industry, the Fund will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

ASSET-BACKED SECURITIES RISK. Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, tariffs and trade disputes, more or less stringent foreign securities regulations and accounting and disclosure standards or other factors. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Fund may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

For more information on the risks associated with the Acquiring Fund, see the Acquiring Fund’s Prospectus and Statement of Additional Information.

COMPARATIVE FEES AND EXPENSES

The following tables: (1) compare the fees and expenses of the Acquired Fund and the Acquiring Fund for the twelve-month period ended March 31, 2020; and (2) show the estimated fees and expenses for the Acquiring Fund on an estimated pro forma basis after giving effect to the Reorganization as if the Reorganization had occurred on March 31, 2020. Estimated pro forma expense levels should not be considered an actual representation of future expenses or performance. Estimated pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. As shown by the table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

Money Market Fund and U.S. Government Money Market Fund:

Current Money Market Fund (before Reorganization)			Current U.S. Government Money Market Fund (before Reorganization)			U.S. Government Money Market Fund After Reorganization (Estimated Pro Forma Combined)
Current Fee Table: Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Current Fee Table: Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Pro Forma Fee Table: Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.33%	Management Fees		0.33%	Management Fees		0.33%
Other Expenses(1)		0.05%	Other Expenses		0.03%	Other Expenses		0.03%
Transfer Agency Fees	0.02%		Transfer Agency Fees	0.02%		Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%		Other Operating Expenses	0.01%		Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses(1)		0.38%	Total Annual Fund Operating Expenses		0.36%	Total Annual Fund Operating Expenses		0.36%
Expense Reimbursement(2)		(0.03)%	Expense Reimbursement(2)		(0.01)%	Expense Reimbursement(2)		(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)(2)		0.35%	Total Annual Fund Operating Expenses After Expense Reimbursement(2)		0.35%	Total Annual Fund Operating Expenses After Expense Reimbursement(2)		0.35%

(1)

Other Expenses have been restated to reflect current fees. The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Expense Reimbursement” do not correlate to the respective ratios to average net assets in the Fund’s annual report, which do not reflect the restatement of other expenses to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.35%. This contractual limitation may not be terminated before February 8, 2022 without the approval of the Board of Trustees.

EXPENSE EXAMPLES

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund prior to the Reorganization, and the Acquiring Fund after the Reorganization (Estimated Pro Forma) assuming the Reorganization takes place. The examples reflect the contractual expense limitations described above only for the periods the limitations are contractually in effect. The examples assume that you invest $10,000 for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs are described below for the Acquired Fund, Acquiring Fund and the Acquiring Fund (Estimated Pro Forma) assuming the Reorganization takes place.

Money Market Fund (Acquired Fund) and U.S. Government Money Market Fund (Acquiring Fund)

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquired Fund	$36	$119	$210	$477
Acquiring Fund	$36	$115	$201	$455
Acquiring Fund (Estimated Pro Forma)	$36	$115	$201	$455

PRICING OF FUND SHARES

The Trust issues shares and redeems shares at NAV. The NAV for each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV is calculated on each Business Day as of 1:00 p.m. Central time for each Fund. Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association recommends that the bond markets remain open for all or part of the day or on days when the Federal Reserve Bank of New York is open. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order, as defined in the Funds’ Prospectus.

Each Fund seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value. For more information concerning the pricing of the Funds’ shares, please see the Funds’ Prospectus and Statement of Additional Information.

COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES

The policies and procedures to purchase, redeem and exchange shares of the Acquired Fund and the Acquiring Fund are identical, except as set forth below.

Because the Acquired Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act, the Acquired Fund: (i) has adopted procedures reasonably designed to limit beneficial owners to natural persons, and shareholders must furnish to the Acquired Fund, or an authorized intermediary, if any, certain information to confirm such shareholder is a natural person; and (ii) the Board will be permitted to impose a “liquidity fee” on redemptions from the Acquired Fund (up to 2%) or temporarily restrict redemptions from the Acquired Fund for up to 10 business days during a 90-day period to the extent the Acquired Fund’s weekly liquid assets fall below 30% of the Acquired Fund’s total assets.

If approved and after the Reorganization, former Acquired Fund shareholders may authorize checkwriting privileges with respect to their accounts. Shareholders may redeem shares of the Acquiring Fund by check in amounts of $250 or more. If the Reorganization is approved, Acquired Fund shareholders may add checkwriting privileges to their account in the combined fund by calling 800-595-9111.

For more information concerning purchase and redemption procedures and exchange privileges, please see the Funds’ Prospectus and Statement of Additional Information.

SHAREHOLDER SERVICING PLAN OF THE ACQUIRED FUND AND THE ACQUIRING FUND

Both Funds may enter into agreements with certain financial intermediaries, including affiliates of NTI, that perform support services for their customers who own Acquired and Acquiring Fund shares (“Service Organizations”).

For their services, Service Organizations may receive fees from the Acquired Fund and Acquiring Fund at annual rates of up to 0.15% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Acquired Fund’s or Acquiring Fund’s assets on an on-going basis, they may increase the cost of your investment in the Acquired Fund or Acquiring Fund. The Acquired Fund’s or Acquiring Fund’s arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund’s net investment income is declared as a dividend on each business day and paid monthly. Net realized short-term capital gains of each Fund (if any) may be distributed from time to time during the Trust’s fiscal year (but not less frequently than annually). Neither Fund is expected to realize net long-term capital gains. For more complete information concerning dividends and distributions and tax considerations, please see the Funds’ Prospectus and Statement of Additional Information.

SERVICE PROVIDERS

NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator to the Acquired Fund and the Acquiring Fund, and is located at 50 South LaSalle Street, Chicago, IL 60603. NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

The Board oversees both the Acquired Fund and Acquiring Fund. The following table lists the service providers for each Acquired Fund and each Acquiring Fund.

Service Provider	Acquired Fund	Acquiring Fund
Distributor	Northern Funds Distributors, LLC	Northern Funds Distributors, LLC

Custodian	The Northern Trust Company	The Northern Trust Company

Sub-Administrator	The Northern Trust Company	The Northern Trust Company

Transfer Agent	The Northern Trust Company	The Northern Trust Company

Fund and Independent Trustees’ Counsel	Faegre Drinker Biddle & Reath LLP	Faegre Drinker Biddle & Reath LLP

Independent Registered Public Accounting Firm	Deloitte & Touche LLP	Deloitte & Touche LLP

For a detailed description of the Funds’ other services providers, see the Funds’ Prospectus and Statement of Additional Information.

MANAGEMENT FEES

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets).

A discussion regarding the Board’s basis for its most recent approval of the Funds’ Management Agreement is available in the Funds’ Semi-Annual Report to shareholders for the six-month period ended September 30, 2020.

Fund	Contractual Management Fee Rate	Management Fees Paid for the Fiscal Year Ended 3/31/20
Acquired Fund	0.33%	0.33%
Acquiring Fund	0.33%	0.33%

FUND PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN A FUND BY SHOWING CHANGES IN THE PERFORMANCE OF THE FUND FROM YEAR TO YEAR.

Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Funds is available and may be obtained on the Funds’ Web site at northernfunds.com/funds or by calling 800-595-9111.

MONEY MARKET FUND (Acquired Fund)

CALENDAR YEAR TOTAL RETURN*

*

Year to date total return for the nine months ended September 30, 2020 is 0.36%. For the periods shown in the bar chart above, the highest quarterly return was 0.58% in the first quarter of 2019, and the lowest quarterly return was 0.00% in the second quarter of 2015.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2019)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Money Market Fund	4/11/94	2.09%	1.02%	0.52%	2.38%

The 7-day yield for the Fund as of December 31, 2019: 1.56%. For the current 7-day yield call 800-595-9111 or visit northerntrust.com/funds.

U.S. GOVERNMENT MONEY MARKET FUND (Acquiring Fund)

CALENDAR YEAR TOTAL RETURN*

*

Year to date total return for the nine months ended September 30, 2020 is 0.31%. For the periods shown in the bar chart above, the highest quarterly return was 0.53% in the second quarter of 2019, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2019)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
U.S. Government Money Market Fund	4/11/94	1.94%	0.82%	0.42%	2.28%

The 7-day yield for the Fund as of December 31, 2019: 1.38%. For the current 7-day yield call 800-595-9111 or visit northerntrust.com/funds.

FINANCIAL HIGHLIGHTS

Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares held for the entire period (assuming reinvestment of all dividends and distributions). The information for the six-months ended September 30, 2020 has been derived from the Funds’ unaudited semi-annual financial statements included in the Funds’ semi-annual report dated September 30, 2020. The information for each of the five fiscal years in the period ended March 31, 2020 have been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request and without charge.

MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	— (1)	0.02	0.02	0.01	— (1)	— (1)

Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—

Net increase from payment by affiliate	—	—	—	—	— (3)	— (4)

Total from Investment Operations	—	0.02	0.02	0.01	—	—

LESS DISTRIBUTIONS PAID:

From net investment income	— (5)	(0.02)	(0.02)	(0.01)	— (5)	— (5)

From net realized gains	—	—	—	—	— (6)	— (6)

Total Distributions Paid	—	(0.02)	(0.02)	(0.01)	—	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(7)	0.02%	1.85%	2.05%	1.10%	0.42%	0.05%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$250,129	$445,006	$608,370	$336,019	$164,606	$7,561,742

Ratio to average net assets of:(8)

Expenses, net of reimbursements and credits(9)	0.33%	0.34%	0.35%	0.29%	0.34%	0.26%

Expenses, before reimbursements and credits	0.39%	0.37%	0.38%	0.43%	0.37%	0.36%

Net investment income, net of reimbursements and credits(9)	0.05%	1.84%	2.05%	1.09%	0.22%	0.05%

Net investment income (loss), before reimbursements and credits	(0.01)%	1.81%	2.02%	0.95%	0.19%	(0.05)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $136,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(6)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(7)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(8)	Annualized for periods less than one year.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

U.S. GOVERNMENT MONEY MARKET FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2020 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	—	(1)	0.02	0.02	0.01	— (1)	— (1)

Net realized and unrealized gains (losses)(2)	—		—	—	—	—	—

Total from Investment Operations	—		0.02	0.02	0.01	—	—

LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)	(0.02)	(0.02)	(0.01)	— (3)	— (3)

Total Distributions Paid	—		(0.02)	(0.02)	(0.01)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(4)	0.03%		1.70%	1.79%	0.78%	0.12%	0.01%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$17,061,468		$16,586,659	$19,213,579	$15,995,919	$16,481,941	$3,359,761

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.31%		0.35%	0.35%	0.35%	0.35%	0.22%

Expenses, before reimbursements and credits	0.36%		0.36%	0.36%	0.36%	0.36%	0.36%

Net investment income, net of reimbursements and credits(6)	0.05%		1.70%	1.80%	0.77%	0.15%	0.01%

Net investment income (loss), before reimbursements and credits	—	%(7)	1.69%	1.79%	0.76%	0.14%	(0.13)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

(7)	Amount rounds to less than 0.01%

PROPOSAL 1. THE REORGANIZATION

THE PLAN

The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Proxy Statement.

The Plan contemplates:

•

the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (2) the issuance by the Acquiring Fund of shares of the Acquiring Fund (“Acquiring Fund Shares”) to the Acquired Fund, and

•	the pro rata distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in liquidation of all shares of the Acquired Fund that are then outstanding.

The value of the Acquired Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Fund and the net asset value of a share of the Acquiring Fund will be determined as of the valuation time provided in the Acquiring Fund’s prospectus on the Closing Date in accordance with the valuation procedures described in the Acquiring Fund’s then-current prospectus and statement of additional information.

On, or as soon as practicable after, the Closing Date, the Acquired Fund will distribute pro rata to its shareholders of record the Acquiring Fund Shares it receives in the Reorganization in complete liquidation of the Acquired Fund. As a result of this distribution, shareholders of the Acquired Fund would receive a number of Acquiring Fund shares equal to the number of Acquired Fund shares they own immediately before the Reorganization.

The stock transfer books for the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter with respect to the Acquired Fund will be deemed to be redemption requests for the Acquiring Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Board, and the Funds may abandon the Reorganization contemplated by the Plan, at any time before the Closing Date if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

The Plan may be amended, modified or supplemented in such manner as may be determined by the Board. In addition, the Trust, after consultation with counsel and by consent of the Board, or any officer, may waive any condition to the obligations under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds. The Board, or an authorized officer of the Trust, may change or postpone the Closing Date.

The Plan provides that if the difference between the per share net asset value of the Acquired Fund and the Acquiring Fund equals or exceeds $0.0025 at the valuation time, as computed by using market values in accordance with the policies and procedures established by the Trust, then the Trust shall have the right to postpone the Closing Date until such time as the per share difference is less than that amount. If such Closing Date is postponed pursuant to the preceding sentence, then the Fund having the lower per share net asset value (as computed in accordance with the preceding sentence) shall use commercially reasonable efforts to reduce such difference to less than $0.0025 within thirty days. If after thirty days, the difference between the per share net asset value of the Acquired Fund and the Acquiring Fund still equals or exceeds $0.0025, then the parties shall have the right to abandon the Plan.

Acquired Fund shareholders who do not wish to receive shares of the Acquiring Fund as part of the Reorganization should redeem their shares prior to the Closing Date of the Reorganization.

REASONS FOR THE REORGANIZATION

The Reorganization proposal was reviewed and considered by the Board, including a majority of the independent Trustees by separate vote, at meetings held on November 18-19, 2020 and December 10, 2020. In advance of the meetings, the Trustees received information about the investment objectives, principal investment strategies and principal risks of the Acquired Fund and Acquiring Fund, their comparative contractual management fees and operating expense ratios, asset size and investment performance, and an analysis of certain tax information and the projected benefits and disadvantages to shareholders of the Reorganization. The Trustees also considered the projected benefits to NTI and its affiliates. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from NTI with respect to the Reorganization. Trustees who are not “interested persons” of the Funds, as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), met in executive sessions with their independent legal counsel to consider the Reorganization.

After extensive discussion based upon NTI’s recommendation, the Trustees, including a majority of the independent Trustees voting separately, approved the Plan on behalf of the Acquired Fund and Acquiring Fund. The Board determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The approvals were made separately for each Fund on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various determinations.

The Board’s determination and approval were based on a number of factors, including but not limited to the following:

•

NTI’s determination that the Acquired Fund has minimal growth prospects, including because prime money market funds are out of favor with investors in the current interest rate environment and that shareholders of the Acquired Fund would benefit from the lower risk profile and larger combined assets of the Acquiring Fund following the Reorganization, which will provide operating efficiencies and the potential for further growth.

•	The Board’s determination that the Acquired Fund would be unlikely to maintain the scale necessary to remain commercially viable.

•

The Board’s consideration of other options for the Acquired Fund, including liquidation of the Fund, and determination that a Reorganization with the Acquiring Fund would be the most beneficial outcome for the Acquired Fund’s shareholders.

•

The Board also considered the future prospects of the Acquired Fund if the Reorganization is not effected, including the possibility that the Fund might be liquidated because of a lack of commercial viability.

•

The investment objectives of the Acquired Fund and Acquiring Fund are identical, with each Fund seeking to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The investment strategies of the Funds are similar, but not identical, in that both Funds invest in high quality, short-term instruments with remaining maturities of less than 397 days.

•

Currently, the total annual operating expense ratio (before contractual expense reimbursements) is 0.38% and 0.36% (both as a percentage of the value of your investment) for the Acquired Fund and Acquiring Fund, respectively, and, the total net annual operating expense ratio (after contractual expense reimbursements) is 0.35% (as a percentage of the value of your investment) for both Funds. The Board noted that the total net annual operating expense ratio of the Acquiring Fund after the Reorganization would remain the same.

•

Currently, the contractual management fee is 0.33% and the contractual expense limitation is 0.35% for both Funds. The Board considered that shareholders of the Acquired Fund would incur the same total net annual operating expense ratio in the Acquiring Fund after the Reorganization.

•

Both the Acquired Fund and the Acquiring Fund currently offer and redeem shares at $1.00 per share by valuing their portfolio investments at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund would receive a number of Acquiring Fund shares equal to the number of Acquired Fund shares they own immediately before the Reorganization.

•	The Reorganization will not result in the recognition of gain or loss by shareholders of the Acquired Fund.

•	No sales or other charges will be imposed in connection with the Reorganization.

•

The Board considered that the Reorganization will require the approval of the Acquired Fund’s shareholders because the Acquired Fund has a fundamental investment policy with respect to industry concentration that requires it to invest, under normal market conditions, at least 25% of its total assets in securities issued by companies in the financial services industry. The Acquiring Fund, on the other hand, has a fundamental policy not to concentrate its investments in any one industry.

•

The Board noted that NTI will bear the costs of the Reorganization, including legal and accounting costs and costs of the solicitation of proxies and holding of the Meeting. The Board considered that securities held by the Acquired Fund, which may be incompatible with the Acquiring Fund’s investment policies would, in the ordinary course of business, likely mature prior to the reorganization.

FEDERAL INCOME TAX CONSEQUENCES

The Reorganization will not result in the recognition of gain or loss by shareholders of the Acquired Fund. Both the Acquired Fund and Acquiring Fund currently offer and redeem shares at $1.00 per share by valuing its portfolio investments at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund would receive a number of Acquiring Fund shares equal to the number of Acquired Fund shares they own immediately before the Reorganization. For federal income tax purposes, the Reorganization will result in no material adverse federal income tax consequences to the Funds or their shareholders.

As a condition to the closing of the Reorganization, the Trust will receive an opinion of Faegre Drinker Biddle & Reath LLP, counsel to the Trust and the Funds, based on representations of the Trust and reasonable assumptions, substantially to the effect that for federal income tax purposes and with respect to other matters:

•

The Acquired Fund’s shareholders will recognize no gain or loss upon their receipt of Acquiring Fund Shares (including fractional shares to which they may be entitled) in liquidation of their Acquired Fund Shares;

•

The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund, followed by the distribution in liquidation by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders in liquidation of their Acquired Fund Shares and the termination of the Acquired Fund will result in no federal income tax liability for the Acquired Fund; and

•

The Acquiring Fund’s receipt of the Acquired Fund’s assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of all obligations and liabilities, if any, of the Acquired Fund will result in no federal income tax liability and no other material adverse federal income tax consequences for the Acquiring Fund.

The Trust has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, the Acquired Fund will pay a dividend or dividends that, together with all previous distributions, will have the effect of distributing to its shareholders all of its remaining undistributed net investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends will generally be included in the taxable income of the Acquired Fund’s shareholders.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Under the terms of its Agreement and Declaration of Trust (the “Trust Agreement”), the Trust is authorized to issue shares of beneficial interest in separate series, including the Funds.

Under the terms of the Trust Agreement, each share of each Fund has a par value of $0.0001, represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares, when issued as described in this Prospectus/Proxy Statement, are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings, although it does hold special meetings of shareholders as necessary. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share held or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series or classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or as may be required by law.

The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote, except in certain circumstances. Shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders. The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Trust’s by-laws state that the federal and state courts located in the State of Delaware shall be the sole and exclusive forums for any Shareholder (including a beneficial owner) to bring (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust Agreement or bylaw; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine.

CAPITALIZATION

The following tables show the unaudited capitalization of the Acquired Fund and the Acquiring Fund as of March 31, 2020, and the estimated pro forma combined capitalization of the Acquiring Fund after giving effect to the Reorganization as if the Reorganization had occurred on that date. The capitalization of the Funds is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

Fund	Net Assets (000’s)	Shares Outstanding (000’s)***	Net Asset Value, Redemption and Offering Per Share
Money Market Fund*	$445,006	445,002	$1.00
U.S. Government Money Market Fund*	$16,586,659	16,586,672	$1.00
Pro Forma U.S. Government Money Market Fund (after the Reorganization)**	$17,031,665	17,031,674	$1.00

*	Information shown is from the Funds’ audited annual report as of March 31, 2020.
**	The U.S. Government Money Market Fund will be the accounting survivor for financial statement purposes.
***

The difference between Net Assets and Shares Outstanding is a result of book and tax timing differences and miscellaneous amounts impacting realized gain (loss) and paid-in capital since the inception of the Funds.

VOTING INFORMATION

RECORD DATE AND NUMBER OF SHARES ENTITLED TO VOTE

The Trustees have fixed the close of business on January 11, 2021 as the record date (the “Record Date”) for determining the shareholders of the Acquired Fund entitled to notice of and to vote at the Meeting. Shareholders of record of the Acquired Fund on the Record Date are entitled to one vote per share at the Meeting, and fractional votes for fractional shares. On the Record Date, [ ] shares of the Acquired Fund were outstanding and entitled to be voted at the Meeting.

VOTE REQUIRED TO APPROVE PLAN OF REORGANIZATION

Approval of the Plan requires the affirmative vote of a majority of the outstanding shares entitled to vote of the Acquired Fund. For this purpose, a majority of the outstanding shares of the Acquired Fund means the vote of the lesser of (1) 67% or more of the shares of the Acquired Fund present at the Meeting, if the holders of more than 50% of the shares of that Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Acquired Fund. The vote of the shareholders of the Acquiring Fund is not being solicited, since their approval or consent is not required for the Reorganization.

PROXIES; VOTING AT THE MEETING; QUORUM

In light of public health concerns regarding COVID-19, the Meeting will be held in a virtual format only. You will not be able to attend the Meeting in person. To participate in the Meeting virtually shareholders of the Money Market Fund must register in advance by visiting https://viewproxy.com/Northerntrust/broadridgevsm/ and submitting the requested required information to Broadridge Financial Solutions, Inc. (“Broadridge”), the Fund’s proxy tabulator.

Shareholders whose shares are registered directly with the Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Requests for registration should be received no later than 3:00 p.m., Eastern Time, on Thursday, March 30, 2021, but in any event must be received by the scheduled time for commencement of the Meeting. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/Northerntrust/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at proxyvote.com. Only shareholders of the Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting.

A proxy is revocable by a shareholder at any time before it is exercised by written notice to the Trust (addressed to the Secretary at the Trust’s principal office), by executing a superseding proxy or by attending the virtual Meeting and voting. All valid proxies received prior to the Meeting (including any adjournment thereof) will be voted at the Meeting. Matters on which a choice has been provided will be voted as indicated on a proxy. If no instruction is given, the persons named as proxies (the “Proxy Designees”) will vote the shares represented thereby in favor of the Plan and will use their best judgment in connection with the transaction of such other business as may properly come before the Meeting .In the event that at the time any session of the Meeting is called to order a quorum is not present at the Meeting or by proxy, the Proxy Designees may vote those proxies that have been received to adjourn the Meeting to a later date. In the event that quorum is present but sufficient votes in favor of the Plan have not been received, the Proxy Designees may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares of the Acquired Fund present and voting at the Meeting or by proxy at the session of the Meeting to be adjourned. The Proxy Designees will vote those proxies that they are entitled to vote in favor of the Plan in favor of such an adjournment, and will vote those proxies required to be voted against the Plan against any such adjournment.

A majority of the shares entitled to vote will be a quorum for the transaction of business at the Meeting, but any lesser number will be sufficient for adjournments. Abstentions will be treated as shares that are present at the Meeting, but will not be counted as a vote at the Meeting. Accordingly, an abstention from voting on the Plan has the same effect as a vote against the Plan. If a broker or nominee holding shares in “street name” indicates on the proxy card that it does not have authority to vote, those shares will not be considered as present at the Meeting. Accordingly, a “broker non-vote” may affect the Trust’s ability to achieve a quorum at the Meeting, and will also have the same effect as a vote against the Plan.

MANNER AND COST OF PROXY SOLITICATION

Proxies will be solicited by mail and may also be solicited in person or by telephone, fax, Internet or personal interview by officers of TNTC. In addition, employees of TNTC, its affiliates, correspondent banks, brokers and similar record holders may solicit proxies by these means, and may forward proxy materials and printed direction forms to customers on whose behalf they hold record ownership of shares of the Acquired Fund.

Expenses are currently estimated at $[                ]. NTI will bear any out-of-pocket costs related to the Reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the enclosed Prospectus/Proxy Statement and of proxy solicitation and the shareholder meeting.

OTHER BUSINESS

As of the date of this Prospectus/Proxy Statement, the Trustees are not aware of any matters to be presented for action at the Meeting other than as described above. If other business is properly brought before the Meeting, it is intended that proxies will be voted thereon in accordance with the judgment of the Proxy Designees.

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for “street name” accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Prospectus/Proxy Statement, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Prospectus/Proxy Statement, the Trust will deliver promptly a separate copy of this Prospectus/Proxy Statement to you upon written or oral request. To receive a separate copy of this

Prospectus/Proxy Statement, or if you would like to receive a separate copy of future information/proxy statements, prospectuses or annual reports, please contact Northern Funds by calling 1-800-595-9111, by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by e-mail at northern-funds@ntrs.com. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Northern Funds at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHAREHOLDER PROPOSALS

The Trust is not required, nor does it intend, to hold annual meetings of shareholders each year for the election of Trustees and other business. Instead, meetings will be held only when and if required (for example, whenever less than a majority of a Board holding office has been elected by the shareholders or when the Trustees have received a written request to call a meeting for the purpose of voting on the question of the removal of any Trustee from the holders of record of at least 10% of the outstanding shares). Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of the Acquired Fund must submit the proposal in writing so that it is received by the Acquired Fund within a reasonable time before any meeting. These proposals should be sent to the Trust at its address set forth in the Acquired Fund’s Statement of Additional Information.

SHARE OWNERSHIP

As of [January 11, 2021], each Fund had the following number of shares outstanding:

[To be completed]

Fund	Shares Outstanding (000’s)
Money Market Fund	[	]
U.S. Government Money Market Fund	[	]

As of [January 11, 2021], TNTC and its affiliates held of record outstanding shares of each Fund as agent, custodian, trustee or investment adviser on behalf of their customers. For [each of the Acquired Fund and the Acquiring Fund], the amount of shares held of record may be more than 25%. As of [January 11, 2021], TNTC has advised the Trust the names and share ownership of the entities or individuals (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603) which held of record or are known to have beneficially owned more than 5% of the outstanding shares of the Acquiring Fund were as follows:

[To be completed.]

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of the Acquiring Fund, such shareholder may be deemed a “control person” of that Fund for purposes of the 1940 Act. Control persons are presumed to control a Fund for purposes of voting on matters submitted to a vote of shareholders.

[As of the Record Date, TNTC and/or certain of its affiliates have discretionary authority over the voting of more than 25% of the Acquired Fund through TNTC customer accounts. The approximate percentage of outstanding shares of the Acquired Fund over which TNTC has discretionary voting and/or investment power is [                ]. TNTC intends to vote the shares over which it has voting power with respect to the Proposal 1 according to a recommendation of Institutional Shareholder Services (“ISS”) consistent with TNTC’s proxy voting policies. The amount and approximate percentage of outstanding shares of the Acquired Fund that is subject to this ISS arrangement is [                ].

SHARES HELD BY TRUSTEES AND OFFICERS

[As of [December 31, 2020], the Trustees and officers of the Trust, as a group, owned, beneficially or of record, less than 1% of the outstanding shares of each Fund.]

AVAILABLE INFORMATION

The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. In addition, these materials can be inspected and copied at certain of the following regional offices of the SEC listed below: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Some of these items are also available on the Internet at sec.gov.

* * *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE VIRTUAL MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF THE FUNDS’ SEPTEMBER 30, 2020 SEMI-ANNUAL REPORTS AND MARCH 31, 2020 ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN FUNDS, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986, BY TELEPHONE AT 1-800-595-9111, OR BY E-MAIL AT NORTHERN-FUNDS@NTRS.COM.

APPENDIX A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of the 10th day of December , 2020, by Northern Funds, a Delaware statutory trust (the “Trust”), on behalf of its Money Market Fund (the “Acquired Fund”) and its U.S. Government Money Market Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”) and Northern Trust Investments, Inc. (“NTI”).

A. BACKGROUND

The Funds are each separate investment portfolios of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

The reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”) will be effected by the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (2) the issuance by the Acquiring Fund to the Acquired Fund of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), followed immediately by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares to its shareholders in liquidation of all the shares of beneficial interest of the Acquired Fund that are then outstanding (the “Acquired Fund Shares”), all upon the terms and conditions hereinafter set forth in this Plan.

This Plan has been approved by the Board of Trustees of the Trust based on the Board’s determination that participation in the Reorganization is in the best interests of the Funds and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

B. THE REORGANIZATION

1.	Transfer of Assets of the Acquired Fund in Exchange for Assumption of Liabilities and Issuance of Acquiring Fund Shares

1.1    Subject to the terms and conditions set forth herein, as of the Closing Date provided for in paragraph 3.1, the Acquired Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the Acquiring Fund. In exchange for all of the assets of the Acquired Fund, as of the Closing Date: (A) the Acquiring Fund will assume all of the debts, obligations, duties and other liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Date the same may be enforced against the Acquiring Fund to the same extent as if they had been incurred by the Acquiring Fund; and (B) the Trust, on behalf of the Acquiring Fund, will issue a number of shares of the Acquiring Fund that equals the number of the Acquired Fund Shares. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

1.2

The assets of the Acquired Fund to be acquired by the Acquiring Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Acquired Fund at the Closing Date provided for in paragraph 3.1.

1.3

The Acquired Fund will, within a reasonable time prior to the Closing Date, if requested, furnish the Acquiring Fund with a list of assets held on such date. The Acquired Fund may sell any asset on the list prior to the Closing Date. After the list of assets has been provided, the Acquired Fund will notify the Acquiring Fund of its purchase of additional investments not reflected on the list, within a reasonable time after such purchase. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Fund will advise the Acquired Fund of any assets on the Acquired Fund’s list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund’s investment objective, policies and restrictions. In the event that the Acquired Fund holds investments which are inconsistent with the policies of the Acquiring Fund, the Acquired Fund will dispose of such investments prior to the Closing Date. In addition, if it is determined that the portfolios of an Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.4

The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by The Northern Trust Company (“Northern Trust”), the custodian and accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

1.5

At, or as soon as possible after, the Closing Date the Acquired Fund will distribute in liquidation the Acquiring Fund Shares it receives to the shareholders of record of the Acquired Fund Shares, determined as of the close of business on the Closing Date, pro rata in proportion to each shareholder’s beneficial interest in the Acquired Fund Shares. Such distribution will be in liquidation of each shareholder’s Acquired Fund Shares. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the share records of the Trust to open accounts on those records in the names of the Acquired Fund shareholders and representing the respective pro rata number of the Acquiring Fund Shares received from the Acquiring Fund that are due to the Acquired Fund shareholder. Fractional Acquiring Fund Shares will be rounded to the third place after the decimal point.

1.6

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the Closing Date. Share redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan. As of the Closing Date, all issued and outstanding shares of the Acquired Fund will be canceled on the books of the Trust. The Acquired Fund shareholders will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Date with respect to the Acquired Fund Shares that are held by the Acquired Fund shareholders at the Closing Date.

1.7

If an Acquired Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund’s shares to a person other than the shareholder, the Trust shall require the shareholder to (i) furnish the Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Trust that such tax has been paid or does not apply.

1.8

The legal existence of the Acquired Fund will be terminated as promptly as reasonably practicable after the Closing Date. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

1.9

Any reporting responsibility of the Acquired Fund shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.	Valuation

2.1

The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder, and the value of the full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets, will be computed as of the valuation time provided in the Acquiring Fund’s prospectus on the Closing Date

(for purposes of paragraph 1.4, the “Valuation Date”) using the valuation procedures set forth in the Acquiring Fund’s current prospectus and statement of additional information.

2.2

If the difference between the per share net asset value of the Acquired Fund and the Acquiring Fund equals or exceeds $0.0025 at the valuation time, as computed by using market values in accordance with the policies and procedures established by the Trust, then the Trust shall have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed pursuant to the preceding sentence, then the Fund having the per share net asset value (as computed in accordance with the preceding sentence) at the valuation time that is $0.0025 or more lower than that of the other Fund, the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.0025 within thirty days. If after thirty days, the difference between the per share net asset value of the Acquired Fund and the Acquiring Fund still equals or exceeds $0.0025, then the parties shall have the right to terminate the reorganization transaction involving the Acquired Fund and Acquiring Fund.

2.3	All computations of value will be made by Northern Trust.

3.	Closing And Closing Date

3.1

The transfer of the Acquired Fund’s assets in exchange for the assumption by the Acquiring Fund of the Acquired Fund’s liabilities and the issuance of Acquiring Fund Shares to the Acquired Fund, as described above, together with such related acts as are necessary to consummate such transactions (the “Closing”), will occur at such place and on such date or dates and time or times (together, the “Closing Date”) as may be determined by the Board of Trustees or an authorized officer of the Trust.

3.2

At the Closing, the Trust, on behalf of the Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable or counsel may request.

3.3

Northern Trust, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer of Northern Trust stating that (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.4

In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed for trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5

Northern Trust, the custodian and transfer agent for the Acquired Fund, shall deliver at the Closing a list of the names and addresses of shareholders of the Acquired Fund Shares and the number of the Acquired Fund Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Fund’s transfer agent. Northern Trust shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Trust.

4.	Representations and Warranties

4.1	The Trust, on behalf of the Acquired Fund, represents and warrants that:

4.1.A	There are no contracts or other commitments (other than this Plan) of the Acquired Fund, which will be terminated with liability to an Acquired Fund prior to the Closing Date;

4.1.B

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

4.1.C

The Statements of Assets and Liabilities of the Acquired Fund as of March 31, 2020, the Schedule of Investments and the related Statement of Operations for the year then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates;

4.1.D	Since March 31, 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection D, a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of an Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by the Acquired Fund’s shareholders shall not constitute a material adverse change;

4.1.E

At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions of the Acquired Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.1.F

For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of Title A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company and has elected to be treated as such. The Acquired Fund has been eligible to and has computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income (computed before taking into account the deductions for dividends paid) and net capital gain (as each such term is defined in the Code) that has accrued through the Closing Date;

4.1.G

All of the issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. All of the Acquired Fund Shares will, at the time of Closing, be held by persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.1.H

At the Closing Date, (i) the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund (as described in paragraph 1.2) and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately-placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

4.1.I

The information furnished by the Acquired Fund for use in applications for orders, registration statements or proxy statement materials or for use in any other document filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.1.J

The current prospectus and statement of information of the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.1.K

Insofar as the following relates to the Acquired Fund, the registration statement to be filed by the Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares to be registered with the SEC pursuant to this Plan, which, without limitation, shall include a combined proxy statement of the Acquired Fund and prospectus of the Acquiring Fund with respect to the transactions contemplated by this Plan (the “Proxy Statement/Prospectus”), and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall not apply to statements in or omissions from the Proxy Statement/Prospectus and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2	The Trust, with respect to the Acquiring Fund, represents and warrants that:

4.2.A

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which to its knowledge, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquiring Fund or their ability to consummate the transactions contemplated herein;

4.2.B

Since March 31, 2020, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection B, a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of the Acquiring Fund’s liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

4.2.C

At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.2.D

For each taxable year of its operation and for the period until the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquiring Fund has been eligible to and computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income (computed before taking into account the deductions for dividends paid) and net capital gain (as each such term is defined in the Code) that has accrued for the year through the Closing Date;

4.2.E

All of the issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.2.F

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Plan, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Trust. The shareholders of the Acquiring Fund are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware;

4.2.G

The information furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.2.H

The current prospectus and statement of information of the Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.2.I

On the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date, the N-14 Registration Statement: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Proxy Statement/Prospectus and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein.

4.3

NTI represents and warrants to the Trust as follows: To the knowledge of NTI (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund or the Acquiring Fund, and (ii) there are no claims, actions, suits or proceedings, or circumstances that have been identified by NTI as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund or Acquiring Fund that would materially adversely affect the Trust, the Acquired Fund or the Acquiring Fund or their assets or business, other than those disclosed by NTI in writing to and accepted by the Trust, on behalf of the Acquiring Fund and Acquired Fund.

5.	Covenants of the Acquired Fund and the Acquiring Fund

5.1

The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions.

5.2

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.3

The Acquired Fund covenants that: (i) the Acquiring Fund Shares to be issued to its shareholders hereunder are not being acquired for the purpose of making any distributions thereof other than in accordance with the terms of this Plan; and (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by the Acquired Fund’s shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or the Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization that would reduce the Acquired Fund Shareholders’ ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization.

5.4	The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquiring Fund Shares.

5.5

Subject to the provisions of this Plan, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6

The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the N-14 Registration Statement, which will include the Proxy Statement/Prospectus referred to in paragraph 4.1.K, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7

At or prior to the Closing date, the Acquiring Fund, the Trust and the Acquired Fund will take such action or cause such action to be taken, as reasonably necessary to enable Faegre Drinker Biddle & Reath LLP to render the tax opinion contemplated in paragraph 6.5.

6.	Conditions

  Consummation of the Reorganization is subject to the following conditions:

6.1	This Plan and the transactions contemplated herein will be approved by the Trustees of the Trust, and, if required by applicable law, by the requisite vote of the Acquired Fund’s shareholders.

6.2

Prior to the Closing Date, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Date, which, together with all previous dividends and distributions, will result in the Acquired Fund having a deduction for dividends paid (as defined in Section 561 of the Code) at least equal to all of the Acquired Fund’s investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2020 and for the subsequent period up to and including the Closing Date, and all of the Acquired Fund’s net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2020 and in the subsequent period up to and including the Closing Date.

6.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Acquired Fund or the Acquiring Fund, provided that the Trust may waive any of such conditions for itself or the Funds.

6.4

At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

6.5

The Trust will receive at or before the Closing Date an opinion of Faegre Drinker Biddle & Reath LLP satisfactory to the Trust based on representations of the Trust and reasonable assumptions, substantially to the effect that for federal income tax purposes and with respect to other matters:

6.5.A

The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund, followed by the distribution in liquidation by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders in liquidation of their Acquired Fund Shares and the termination of the Acquired Fund will result in no federal income tax liability for the Acquired Fund;

6.5.B

The Acquiring Fund’s receipt of the Acquired Fund’s assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of all obligations and liabilities, if any, of the Acquired Fund will result in no federal income tax liability and no other material adverse federal income tax consequences for the Acquiring Fund;

6.5.C

The Acquired Fund’s shareholders will recognize no gain or loss upon their receipt of Acquiring Fund Shares (including fractional shares to which they may be entitled)in liquidation of their Acquired Fund Shares;

6.5.D	The Acquired Fund and Acquiring Fund are series of the Trust, a Delaware statutory trust validly existing and in good standing under the laws of the State of Delaware;

6.5.E

Neither the Acquired Fund nor the Acquiring Fund is, and the execution, delivery and performance of this Plan by the Acquired Fund and the Acquiring Fund will not result in, a violation of the Trust’s Agreement and Declaration of Trust or By-Laws, as amended, or any material agreement, indenture, contract, lease or other undertaking to which the Trust, with respect to the Funds, is a party, or by which the Funds or their property are bound;

6.5.F

The Trust is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; and

6.5.G

The execution, delivery and performance of this Plan has been duly authorized by all necessary actions on the part of the Trust’s Board of Trustees, and this Plan will constitute a valid and binding obligation of the Trust with respect to the Funds, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

6.6

Northern Trust shall deliver to the Acquiring Fund (a) shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder; (b) if requested by Acquiring Fund in writing, all FIN 48

Workpapers; and (c) if requested by Acquiring Fund in writing, the Tax books and records of Acquired Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date.

6.7

All representations and warranties of the Trust, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

The Trust will make and provide representations with respect to the Acquired Fund and the Acquiring Fund, respectfully, that are reasonably necessary to enable Faegre Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in paragraph 6.5, which opinion may address such other matters, if any, that Faegre Drinker Biddle & Reath LLP believes to be material to the Reorganization.

7.	Expenses

NTI will bear all of the expenses in connection with carrying out this Plan, whether or not the Reorganization is consummated, including the fees and disbursements of attorneys, auditors and custodians, any federal and state stock transfer stamps required for the transfer of the Acquired Fund’s securities to the Acquiring Fund and for the transfer of Acquiring Fund Shares to registered shareholders of the Acquired Fund in liquidation of the Acquired Fund.

8.	Final Tax Returns and Forms 1099 of the Acquired Fund

8.1

After the Closing Date, the Trust shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Trust with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

8.2

Notwithstanding the provisions of paragraph 8 hereof, any expenses incurred by the Trust or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing Date, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by NTI, at the time such Tax returns and Forms 1099 are prepared.

9.	Termination

This Plan may be terminated by the Board of Trustees of the Trust, and the Funds may abandon the Reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of the Acquired Fund, if any, at any time prior to the Closing, if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

10.	Amendment

This Plan may be amended, modified or supplemented in such manner as may be determined by the Board of Trustees; provided, however, that following the approval of this Plan by the Acquired Fund’s shareholders, if any, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be paid to that Fund’s shareholders under this Plan to the detriment of such Fund shareholders without their further approval.

11.	Headings; Counterparts; Governing Law; Assignment; Survival; Waiver

11.1	The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

11.2	This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

11.3

This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

11.4

All persons dealing with the Trust, the Acquired Fund or the Acquiring Fund must look solely to the property of the Trust, the Acquired Fund, or the Acquiring Fund, respectively, for the enforcement of any claims against the Trust, the Acquired Fund or the Acquiring Fund, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Acquired Fund or the Acquiring Fund. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

11.5	The obligations set forth herein will not survive the Closing, except for the provisions of paragraph 1.8.

11.6

The Trust, after consultation with counsel and by consent of its Board of Trustees, or any officer, may waive any condition to the obligations hereunder if, in their or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

12.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 50 South LaSalle Street, Chicago, Illinois 60603, Attention: President of Northern Institutional Funds.

IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer.

NORTHERN FUNDS, acting on behalf of its Money Market Fund

By:
Title:

NORTHERN FUNDS, acting on behalf of its U.S. Government Money Market Fund

By:
Title:

NORTHERN TRUST INVESTMENTS, INC., with respect to paragraphs 4.3, 7 and 8.2 only

By:
Title:

APPENDIX B. Comparison of Investment Restrictions

The following table shows the fundamental investment restrictions of the Acquired Fund and the Acquiring Fund.

Restriction	Acquired Fund	Acquiring Fund
Making loans (fundamental)	The Acquired Fund may not make loans, except through (a) the purchase of debt obligations in accordance with the Acquiring Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquiring Fund to the extent permitted by law.	The Acquiring Fund may not make loans, except through (a) the purchase of debt obligations in accordance with the Acquiring Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquiring Fund to the extent permitted by law.

Purchasing and selling real estate (fundamental)	The Acquired Fund may not purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent an Acquiring Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.	The Acquiring Fund may not purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent an Acquiring Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

Investing in commodities (fundamental)	The Acquired Fund may not invest in commodities or commodity contracts, except that the Acquired Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.	The Acquiring Fund may not invest in commodities or commodity contracts, except that the Acquiring Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Investing for control (fundamental)	The Acquired Fund may not invest in companies for the purpose of exercising control or management.	The Acquiring Fund may not invest in companies for the purpose of exercising control or management.

Underwriting securities (fundamental)	The Acquired Fund may not act as underwriter of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.	The Acquiring Fund may not act as underwriter of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

Diversification (fundamental)	The Acquired Fund may not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.	The Acquiring Fund may not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Concentration (fundamental)	The Acquired Fund may not purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of an Acquired Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to	The Acquiring Fund may not purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of an Acquiring Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that the Acquiring Fund may, when

B-1

	securities issued by companies having their principal activities in the financial services industry, and the Acquired Fund will invest under normal market conditions at least 25% of its total assets in securities issued by companies in the financial services industry, provided further that the Acquired Fund may, for temporary defensive purposes, invest less than 25% of its total assets in securities issued by companies in the financial services industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and the financial services industry is deemed to include the group of industries within the financial services sector.	otherwise consistent with its investment strategies, concentrate its investments in obligations (other than commercial paper) issued or guaranteed by U.S. banks (including foreign branches of U.S. banks) and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing money (fundamental)	The Acquired Fund may not borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Acquired Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Acquired Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Acquired Fund may purchase securities on margin. If due to market fluctuations or other reasons the Acquired Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Acquired Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Acquired Fund will not issue senior securities to the extent such issuance would violate applicable law.	The Acquiring Fund may not borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Acquiring Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Acquiring Fund may purchase securities on margin. If due to market fluctuations or other reasons the Acquiring Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Acquiring Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Acquiring Fund will not issue senior securities to the extent such issuance would violate applicable law.

Purchasing securities of investment companies (fundamental)	Notwithstanding any of the Acquired Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Acquired Fund may: (a) purchase securities of other	Notwithstanding any of the Acquiring Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Acquiring Fund may: (a) purchase securities of other

B-2

investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquired Fund.	investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquiring Fund.

Additional Information:

For the purposes of the Investment Restrictions covering loans and borrowing money, the Trust has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying the investments concerning diversification, the Trust considers a security to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

Except to the extent otherwise provided in the Investment Restrictions covering concentration, for the purpose of such restriction in determining industry classification, a Fund may use any one of the following: the Bloomberg Industry Group Classification, S&P, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard.

Notwithstanding the Investment Restrictions covering borrowing, each Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth covering borrowing) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in the Investment Restriction covering borrowing, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

B-3

PART B

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

MONEY MARKET FUND

a series of

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

1-800-595-9111

By and in Exchange for Shares of

U.S. GOVERNMENT MONEY MARKET FUND

a series of

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

1-800-595-9111

This Statement of Additional Information, relating specifically to the Reorganization of the Money Market Fund (the “Acquired Fund”) into the U.S. Government Money Market Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) consists of this document and the following described documents, each of which is incorporated by reference herein:

-	The Statement of Additional Information of the Trust with respect to the Funds, dated July 31, 2020, as supplemented to date.

-

The audited financial statements and related Reports of Independent Registered Public Accounting Firm for the Funds are included in Northern Funds’ Annual Reports for the year ended March  31, 2020, and the unaudited financial statements for the Funds are included in Northern Funds’ Semi-Annual Reports for the period ended September 30, 2020 and are incorporated herein by reference. No other parts of the Annual Reports or Semi-Annual Reports are incorporated herein by reference.

This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus/Proxy Statement dated February     , 2021. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting Northern Funds (the “Trust”) at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-595-9111. You may also request a copy by e-mail request to northern-funds@ntrs.com.

The date of this Statement of Additional Information is February     , 2021.

STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION

The Board of Trustees (“Board”) of Northern Funds (the “Trust”) reviewed and approved a Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Fund with and into the Acquiring Fund. The Board determined that the Reorganization is in the best interests of each Fund and that the interests of shareholders of the respective Funds will not be diluted as a result of the Reorganization.

Pursuant to the Plan, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The Acquired Fund will then distribute these shares of the Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund. Both Funds are money market funds that currently offer and redeem shares at $1.00 per share by valuing their respective portfolio investments at amortized cost. The Funds’ valuation policies are identical, and pursuant to the Plan, shareholders of the Acquired Fund would receive a number of Acquiring Fund Shares equal to the number of Acquired Fund Shares they own immediately before the Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

This Statement of Additional Information (“Reorganization SAI”) incorporates by reference the following documents, which contain additional information about the Acquired Fund and the Acquiring Fund:

-

The Statement of Additional Information dated July 31, 2020 of the Trust with respect to the Funds, as filed with the Securities and Exchange Commission (“SEC”) on July 27, 2020 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-20-199803).

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Fund and the Acquiring Fund is included in the following documents, which are incorporated by reference herein:

•	The audited financial statements and related Reports of Independent Registered Public Accounting Firm for the Funds included in Northern Funds’ Annual Reports for the year ended March 31, 2020; and

•	The unaudited financial statements for the Funds are included in Northern Funds’ Semi-Annual Reports for the period ended September 30, 2020.

No other parts of the Annual Reports or Semi-Annual Reports are incorporated herein by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Fund’s shares as part of the Reorganization will be passed upon by Faegre Drinker Biddle & Reath LLP, counsel to the Trust.

EXPERTS

The audited financial statements of the Acquired Fund and the Acquiring Fund, incorporated by reference into this Reorganization SAI, have been audited by Deloitte & Touche, LLP, the Trust’s independent registered public accounting firm for the fiscal year ended March 31, 2020, to the extent indicated in its reports thereon, which are included in the Annual Report to Shareholders of the Acquired Fund and the Acquiring Fund for the fiscal year ended March 31, 2020.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Prospectus/Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

PRO FORMA NARRATIVE FOR THE PERIOD ENDED MARCH 31, 2020

The pro forma financial statements required by Rule 11-01 of Regulation S-X are not included herein because, as of December 31, 2020, the net asset value of the Acquired Fund did not exceed ten percent of the Acquiring Fund’s net asset value.

PART C: OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated February 7, 2000, as amended, provides for indemnification of the Registrant’s officers and Trustees under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

Section 11 of the Registrant’s Management Agreement between the Registrant and Northern Trust Investments, Inc., the investment adviser for each series of the Registrant (the “Investment Adviser” or “NTI”), provide for indemnification of the Investment Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities relating to advisory and administration services to which the Investment Adviser may be subject. Copies of the Management Agreements were filed as Exhibits (d)(1) and (d)(2) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A and are incorporated herein by reference.

Section 3 of the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Section 3 of the Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreement, or NFD’s breach of its confidentiality obligations under the Distribution Agreement. A copy of the Distribution Agreement was filed as Exhibit (e)(1) to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.	EXHIBITS

The following exhibits are incorporated herein by reference to:

Post-Effective Amendment No. 27 to such Registration Statement filed on October 15, 1999 (Accession No. 0000893220-99-001176) (“PEA No. 27”),

Post-Effective Amendment Nos. 30 and 31 to such Registration Statement filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136) (“PEA Nos. 30 and 31”),

Post-Effective Amendment No. 34 to such Registration Statement filed on August 1, 2000 (Accession No. 0000948221-00-000340) (“PEA No. 34”),

Post-Effective Amendment No. 35 to such Registration Statement filed on March 9, 2001 (Accession No. 0000912057-01-007427) (“PEA No. 35”),

Post-Effective Amendment No. 38 to such Registration Statement filed on May 30, 2002 (Accession No. 0000912057-02-022419) (“PEA No. 38”),

Post-Effective Amendment No. 39 to such Registration Statement filed on July 29, 2003 (Accession No. 0001047469-03-025437) (“PEA No. 39”),

Post-Effective Amendment No. 40 to such Registration Statement filed on July 26, 2004 (Accession No. 0000950137-04-005850) (“PEA No. 40”),

Post-Effective Amendment No. 41 to such Registration Statement filed on December 1, 2004 (Accession No. 0000950137-04-010606) (“PEA No. 41”),

Post-Effective Amendment No. 42 to such Registration Statement filed on May 25, 2005 (Accession No. 0000950137-05-006454) (“PEA No. 42”),

Post-Effective Amendment No. 45 to such Registration Statement filed on December 16, 2005 (Accession No. 0000950137-05-015036) (“PEA No. 45”),

Post-Effective Amendment No. 46 to such Registration Statement filed on March 27, 2006 (Accession No. 0000950137-06-003828) (“PEA No. 46”),

Post-Effective Amendment No. 49 to such Registration Statement filed on June 22, 2006 (Accession No. 0000950137-06-007089) (“PEA No. 49”),

Post-Effective Amendment No. 50 to such Registration Statement filed on July 28, 2006 (Accession No. 0000950137-06-008268) (“PEA No. 50”),

Post-Effective Amendment No. 53 to such Registration Statement filed on May 30, 2007 (Accession No. 0000950137-07-008254) (“PEA No. 53”),

Post-Effective Amendment No. 57 to such Registration Statement filed on August 13, 2007 (Accession No. 0000950137-07-012261) (“PEA No. 57”),

Post-Effective Amendment No. 60 to such Registration Statement filed on July 29, 2008 (Accession No. 0001193125-08-160161) (“PEA No. 60”),

Post-Effective Amendment No. 63 to such Registration Statement filed on November 17, 2008 (Accession No. 0001193125-08-237777) (“PEA No. 63”),

Post-Effective Amendment No. 64 to such Registration Statement filed on March 31, 2009 (Accession No. 0001193125-09-069646) (“PEA No. 64”),

Post-Effective Amendment No. 65 to such Registration Statement filed on June 22, 2009 (Accession No. 0001193125-09-134909) (“PEA No. 65”),

Post-Effective Amendment No. 68 to such Registration Statement filed on September 8, 2009 (Accession No. 0001193125-09-188660) (“PEA No. 68”),

Post-Effective Amendment No. 69 to such Registration Statement filed on January 4, 2010 (Accession No. 0001193125-10-000472) (“PEA No. 69”),

Post-Effective Amendment No. 71 to such Registration Statement filed on May 28, 2010 (Accession No. 0000950130-10-000276) (“PEA No. 71”),

Post-Effective Amendment No. 74 to such Registration Statement filed on July 29, 2010 (Accession No. 0001193125-10-170156) (“PEA No. 74”),

Post-Effective Amendment No. 76 to such Registration Statement filed on May 16, 2011 (Accession No. 0001193125-11-141481) (“PEA No. 76”),

Post-Effective Amendment No. 78 to such Registration Statement filed on July 27, 2011 (Accession No. 0001193125-11-199111) (“PEA No. 78”),

Post-Effective Amendment No. 86 to such Registration Statement filed on July 23, 2012 (Accession No. 0001193125-12-310585) (“PEA No. 86”),

Post-Effective Amendment No. 91 to such Registration Statement filed on August 17, 2012 (Accession No. 0001193125-12-360787) (“PEA No. 91”),

Post-Effective Amendment No. 93 to such Registration Statement filed on December 7, 2012 (Accession No. 0001193125-12-495705) (“PEA No. 93”),

Post-Effective Amendment No. 95 to such Registration Statement filed on March 22, 2013 (Accession No. 0001193125-13-121464) (“PEA No. 95”),

Post-Effective Amendment No. 98 to such Registration Statement filed on July 22, 2013 (Accession No. 0001193125-13-297456) (“PEA No. 98”),

Post-Effective Amendment No. 102 to such Registration Statement filed on October 15, 2013 (Accession No. 0001193125-13-400061) (“PEA No. 102”),

Post-Effective Amendment No. 104 to such Registration Statement filed on July 24, 2014 (Accession No. 0001193125-14-279075) (“PEA No. 104”),

Post-Effective Amendment No. 105 to such Registration Statement filed on July 24, 2014 (Accession No. 0001193125-14-279120) (“PEA No. 105”),

Post-Effective Amendment No. 108 to such Registration Statement filed on July 24, 2015 (Accession No. 0001193125-15-262844) (“PEA No. 108”),

Post-Effective Amendment No. 109 to such Registration Statement filed on July 24, 2015 (Accession No. 0001193125-15-262896) (“PEA No. 109”),

Post-Effective Amendment No. 112 to such Registration Statement filed on March 10, 2016 (Accession No. 0001193125-16-500061) (“PEA No. 112”),

Post-Effective Amendment No. 114 to such Registration Statement filed on July 28, 2016 (Accession No. 0001193125-16-662187) (“PEA No. 114”),

Post-Effective Amendment No. 117 to such Registration Statement filed on September 28, 2016 (Accession No. 0001193125-16-723779) (“PEA No. 117”),

Post-Effective Amendment No. 119 to such Registration Statement filed on October 13, 2016 (Accession No. 0001193125-16-737780) (“PEA No. 119”),

Post-Effective Amendment No. 130 to such Registration Statement filed on July 28, 2017 (Accession No. 0001193125-17-240466) (“PEA No. 130”),

Post-Effective Amendment No. 132 to such Registration Statement filed on August 18, 2017 (Accession No. 0001193125-17-262163) (“PEA No. 132”),

Post-Effective Amendment No. 136 to such Registration Statement filed on November 17, 2017 (Accession No. 0001193125-17-347104) (“PEA No. 136”),

Post-Effective Amendment No. 139 to such Registration Statement filed on July 26, 2018 (Accession No. 0001193125-18-227916) (“PEA No. 139”),

Post-Effective Amendment No. 148 to such Registration Statement filed on November 9, 2018 (Accession No. 0001193125-18-323865) (“PEA No. 148”),

Post-Effective Amendment No. 150 to such Registration Statement filed on January 7, 2019 (Accession No. 0001193125-19-003910) (“PEA No. 150”),

Post-Effective Amendment No. 152 to such Registration Statement filed on July 26, 2019 (Accession No. 0001193125-19-203715) (“PEA No. 152”),

Post-Effective Amendment No. 154 to such Registration Statement filed on November 27, 2019 (Accession No. 0001193125-19-302470) (“PEA No. 154”),

Post-Effective Amendment No. 159 to such Registration Statement filed on May 29, 2020 (Accession No. 0001193125-20-155442) (“PEA No. 159”), and

Post-Effective Amendment No. 161 to such Registration Statement filed on July 27, 2020 (Accession No. 0001193125-20-199803) (“PEA No. 161”).

1)	a)	Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA Nos. 30 and 31.

	b)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to PEA No. 34.

	c)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

	d)	Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to PEA No. 35.

	e)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

f)	Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to PEA No. 39.

g)	Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to PEA No. 41.

h)	Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to PEA No. 42.

i)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 6, 2005 filed as Exhibit (a)(9) to PEA No. 42.

j)	Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to PEA No. 45.

k)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 filed as Exhibit (a)(11) to PEA No. 46.

l)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to PEA No. 49.

m)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

n)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

o)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 filed as Exhibit (a)(15) to PEA No. 50.

p)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 filed as Exhibit (a)(16) to PEA No. 53.

q)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 filed as Exhibit (a)(17) to PEA No. 53.

r)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(18) to PEA No. 57.

s)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(19) to PEA No. 57.

t)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 filed as Exhibit (a)(20) to PEA No. 60.

u)	Amendment No. 20 to the Agreement and Declaration of Trust dated August 8, 2008 filed as Exhibit (a)(21) to PEA No. 63.

v)	Amendment No. 21 to the Agreement and Declaration of Trust dated November 7, 2008 filed as Exhibit (a)(22) to PEA No. 63.

w)	Amendment No. 22 to the Agreement and Declaration of Trust dated May 8, 2009 filed as Exhibit (a)(23) to PEA No. 65.

x)	Amendment No. 23 to the Agreement and Declaration of Trust dated August 28, 2009 filed as Exhibit (a)(24) to PEA No. 68.

y)	Amendment No. 24 to the Agreement and Declaration of Trust dated December 14, 2009 filed as Exhibit (a)(25) to PEA No. 71.

z)	Amendment No. 25 to the Agreement and Declaration of Trust effective May 14, 2010 filed as Exhibit (a)(26) to PEA No. 74.

aa)	Amendment No. 26 to the Agreement and Declaration of Trust effective July 31, 2010 filed as Exhibit (a)(27) to PEA No. 74.

bb)	Amendment No. 27 to the Agreement and Declaration of Trust effective August 11, 2010 filed as Exhibit (a)(28) to PEA No. 76.

cc)	Amendment No. 28 to the Agreement and Declaration of Trust effective February 18, 2011 filed as Exhibit (a)(29) to PEA No. 76.

dd)	Amendment No. 29 to the Agreement and Declaration of Trust effective May 18, 2012 filed as Exhibit (a)(30) to PEA No. 86.

ee)	Amendment No. 30 to the Agreement and Declaration of Trust effective August 9, 2012 filed as Exhibit (a)(31) to PEA No. 91.

ff)	Amendment No. 31 to the Agreement and Declaration of Trust effective November 9, 2012 filed as Exhibit (a)(32) to PEA No. 93.

gg)	Amendment No. 32 to the Agreement and Declaration of Trust effective February 15, 2013 filed as Exhibit (a)(33) to PEA No. 95.

hh)	Amendment No. 33 to the Agreement and Declaration of Trust effective August 22, 2013 filed as Exhibit (a)(34) to PEA No. 102.

ii)	Amendment No. 34 to the Agreement and Declaration of Trust effective August 22, 2013 filed as Exhibit (a)(35) to PEA No. 104.

jj)	Amendment No. 35 to the Agreement and Declaration of Trust effective February 14, 2014 filed as Exhibit (a)(36) to PEA No. 104.

kk)	Amendment No. 36 to the Agreement and Declaration of Trust effective December 5, 2014 filed as Exhibit (a)(37) to PEA No. 108.

ll)	Amendment No. 37 to the Agreement and Declaration of Trust effective August 21, 2015 filed as Exhibit (a)(38) to PEA No. 112.

mm)	Amendment No. 38 to the Agreement and Declaration of Trust effective March 9, 2016 filed as Exhibit (a)(39) to PEA No. 112.

nn)	Amendment No. 39 to the Agreement and Declaration of Trust effective May 19, 2016 filed as Exhibit (a)(40) to PEA No. 114.

oo)	Amendment No. 40 to the Agreement and Declaration of Trust effective June 17, 2016 filed as Exhibit (a)(41) to PEA No. 114.

pp)	Amendment No. 41 to the Agreement and Declaration of Trust effective July 22, 2016 filed as Exhibit (a)(42) to PEA No. 114.

qq)	Amendment No. 42 to the Agreement and Declaration of Trust dated August 25, 2016 filed as Exhibit (a)(43) to PEA No. 117.

rr)	Amendment No. 43 to the Agreement and Declaration of Trust dated October 7, 2016 filed as Exhibit (a)(44) to PEA No. 119.

ss)	Amendment No. 44 to the Agreement and Declaration of Trust dated May 18, 2017 filed as Exhibit (a)(45) to PEA No. 130.

tt)	Amendment No. 45 to the Agreement and Declaration of Trust dated July 28, 2017 filed as Exhibit (a)(46) to PEA No. 136.

uu)	Amendment No. 46 to the Agreement and Declaration of Trust dated August 24, 2017 filed as Exhibit (a)(47) to PEA No. 136.

vv)	Amendment No. 47 to the Agreement and Declaration of Trust dated August 24, 2017 filed as Exhibit (a)(48) to PEA No. 136.

ww)	Amendment No. 48 to the Agreement and Declaration of Trust dated October 19, 2018 filed as Exhibit (a)(49) to PEA No. 148.

xx)	Amendment No. 49 to the Agreement and Declaration of Trust dated February 13, 2020 filed as Exhibit (a)(50) to PEA No. 159.

2.	a)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to PEA No. 38.

	b)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

	c)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

	d)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to PEA No. 40.

	e)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

	f)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

	g)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 filed as Exhibit (b)(7) to PEA No. 60.

	h)	Amendment No. 7 to the Amended and Restated By-Laws adopted November 5, 2010 filed as Exhibit (b)(8) to PEA No. 76.

	i)	Amended and Restated Amendment No. 8 to the Amended and Restated By-Laws adopted August 19, 2015 as Amended and Restated on August 24, 2017 filed as Exhibit (b)(9) to PEA No. 136.

	j)	Amendment No. 9 to the Amended and Restated By-Laws adopted August 20, 2015 filed as Exhibit (b)(10) to PEA No. 112.

3.		None.

4.		Agreement and Plan of Reorganization is included in Appendix A to the Prospectus/Prospectus Statement included in this registration statement.

5.		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA Nos. 30 and 31.

6.	a)	Management Agreement between Northern Funds and Northern Trust Investments, Inc. dated June 30, 2014 is filed as Exhibit (d)(1) to PEA No. 104.

	b)	Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(2) to PEA No. 104.

	c)	Amended and Restated Exhibit A to the Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated May 2, 2016 filed as Exhibit (d)(3) to PEA No. 114.

	d)	Amended and Restated Exhibit A dated August 18, 2017 to the Management Agreement between Northern Funds and Northern Trust Investments, Inc. filed as Exhibit (d)(6) to PEA No. 132.

	e)	Amended and Restated Exhibit A dated November 17, 2017 to the Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. filed as Exhibit (d)(5) to PEA No. 136.

	f)	Fee Reduction Commitment between Northern Funds (on behalf of the Active M Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Active M International Equity Fund and Multi-Manager High Yield Opportunity Fund) and Northern Trust Investments, Inc. dated June 15, 2016 filed as Exhibit (d)(4) to PEA No. 114.

	g)	Fee Reduction Commitment between Northern Funds (on behalf of the Large Cap Value Fund, International Equity Fund and Small Cap Core Fund) and Northern Trust Investments, Inc. dated July 31, 2017 filed as Exhibit (d)(5) to PEA No. 130.

	h)	Fee Reduction Commitment between Northern Funds (on behalf of the Small Cap Core Fund and U.S. Quality ESG Fund) and Northern Trust Investments, Inc. dated May 22, 2020 filed as Exhibit (d)(8) to PEA No. 159.

	i)	Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(128) to PEA No. 104.

j)	Expense Reimbursement Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(129) to PEA No. 104.

k)	Amended and Restated Exhibit A to the Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(7) to PEA No. 114.

l)	Amended and Restated Exhibit A to Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated June 15, 2016 filed as Exhibit (d)(8) to PEA No. 114.

m)	Amended and Restated Exhibit A to Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated June 15, 2016 filed as Exhibit (d)(11) to PEA No. 130.

n)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated January 1, 2017 filed as Exhibit (d)(13) to PEA No. 130.

o)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. (with respect to the U.S. Quality ESG Fund) dated August 18, 2017 filed as Exhibit (d)(12) to PEA No. 132.

p)	Expense Reimbursement Agreement dated November 17, 2017 between the Registrant (on behalf of the Northern Engage360™ Fund) and Northern Trust Investments, Inc. filed as Exhibit (d)(15) to PEA No. 136.

q)	Expense Reimbursement Agreement dated April 1, 2018 between the Registrant (on behalf of the High Yield Fixed Income Fund and the High Yield Municipal Fund) and Northern Trust Investments, Inc. filed as Exhibit (d)(16) to PEA No. 139.

r)	Expense Reimbursement Agreement dated July 31, 2018 between the Registrant (on behalf of the Short Bond Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund) and Northern Trust Investments, Inc. filed as Exhibit (d)(17) to PEA No. 139.

s)	Expense Reimbursement Agreement between the Registrant (on behalf of the Small Cap Core Fund, Global Sustainability Index Fund and U.S. Quality ESG Fund) dated May 22, 2020 filed as Exhibit (d)(19) to PEA 159.

t)	Amended and Restated Agreement to Reimburse Acquired Fund Fees and Expenses between the Registrant (on behalf of the Short Bond Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund) and Northern Trust Investments, Inc. dated October 23, 2018 filed as Exhibit (d)(18) to PEA No. 146.

u)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Ariel Investments, LLC dated November 17, 2017 filed as Exhibit (d)(58) to PEA No. 136.*

v)	Amendment No. 1 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Ariel Investments, LLC filed as Exhibit (d)(20) to PEA No. 152.*

w)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Aristotle Capital Management, LLC dated November 17, 2017 filed as Exhibit (d)(59) to PEA No. 136.*

x)	Amendment No. 1 dated March 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Aristotle Capital Management, LLC filed as Exhibit (d)(22) to PEA No. 152.*

y)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc. and Ashmore Investment Management Limited dated February 16, 2017 filed as Exhibit (d)(14) to PEA No. 130.*

z)	Amendment No. 1 dated March 28, 2019 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc. and Ashmore Investment Management Limited filed as Exhibit (d)(24) to PEA No. 152.*

aa)	Investment Sub-Advisory Agreement dated February 14, 2020 among Northern Trust Investments, Inc. and Ashmore Investment Management Limited filed as Exhibit (d)(27) to PEA No. 161.*

bb)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC dated November 19, 2008 filed as Exhibit (d)(58) to PEA No. 64.*

cc)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC filed as Exhibit (d)(35) to PEA No. 69.

dd)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC filed as Exhibit (d)(101) to PEA No. 78.

ee)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors LLC dated October 1, 2012 filed as Exhibit (d)(98) to PEA No. 98.*

ff)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors, LLC dated June 30, 2014 filed as Exhibit (d)(136) to PEA No. 105.

gg)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC dated June 17, 2016 filed as Exhibit (d)(20) to PEA No. 130.

hh)	Amendment No. 4 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC dated February 23, 2018 filed as Exhibit (d)(27) to PEA No. 139.*

ii)	Amendment No. 5 dated March 1, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC filed as Exhibit (d)(32) to PEA No. 152.*

jj)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Brookfield Investment Management Inc. dated November 24, 2014 filed as Exhibit (d)(156) to PEA No. 109.*

kk)	Amendment No. 1 dated January 4, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Brookfield Public Securities Group LLC filed as Exhibit (d)(36) to PEA No. 152.

ll)	Amendment No. 2 dated March 26, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Brookfield Public Securities Group LLC filed as Exhibit (d)(37) to PEA No. 152.*

mm)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 10, 2016 filed as Exhibit (d)(21) to PEA No. 114.*

nn)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 17, 2016 filed as Exhibit (d)(27) to PEA No. 130.

oo)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated March 1, 2017 filed as Exhibit (d)(28) to PEA No. 130.

pp)	Amendment No. 3 dated March 14, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC filed as Exhibit (d)(41) to PEA No. 152. *

qq)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and DDJ Capital Management, LLC dated September 19, 2012 filed as Exhibit (d)(95) to PEA No. 98.*

rr)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and DDJ Capital Management, LLC dated October 1, 2012 filed as Exhibit (d)(96) to PEA No. 98.*

ss)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and DDJ Capital Management, LLC dated June 30, 2014 filed as Exhibit (d)(164) to PEA No. 105.

tt)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and DDJ Capital Management, LLC dated December 1, 2017 filed as Exhibit (d)(36) to PEA No. 139.*

uu)	Amendment No. 4 dated April 1, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and DDJ Capital Management, LLC filed as Exhibit (d)(46) to PEA No. 152.*

vv)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and EARNEST Partners, LLC dated November 17, 2017 filed as Exhibit (d)(62) to PEA No. 136.*

ww)	Amendment No. 1 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and EARNEST Partners, LLC filed as Exhibit (d)(48) to PEA No. 152.*

xx)	Investment Sub-Advisory Agreement dated November 14, 2019 between Northern Trust Investments, Inc. and First Sentier Investors (Australia) IM LTD filed as Exhibit (d)(50) to PEA No. 161.*

yy)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Global Evolution USA, LLC dated June 29, 2018 filed as Exhibit (d)(39) to PEA No. 139.*

zz)	Amendment No. 1 dated February 28, 2019 Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Global Evolution USA, LLC filed as Exhibit (d)(50) to PEA No. 152.*

aaa)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Lazard Asset Management LLC dated March 7, 2013 filed as Exhibit (d)(125) to PEA No. 98.*

bbb)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC dated June 30, 2014 filed as Exhibit (d)(142) to PEA No. 105.*

ccc)	Amendment No.2 dated March 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC filed as Exhibit (d)(53) to PEA No. 152.*

ddd)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Maple-Brown Abbott Limited dated November 17, 2016 filed as Exhibit (d)(38) to PEA No. 130.*

eee)	Amendment No. 1 dated March 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Maple-Brown Abbott Limited filed as Exhibit (d)(55) to PEA No. 152.*

fff)	Amendment No. 2 dated November 14, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Maple-Brown Abbott Limited filed as Exhibit (d)(58) to PEA No. 161.*

ggg)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Massachusetts Financial Services Company dated November 20, 2017 filed as Exhibit (d)(45) to PEA No. 139.*

hhh)	Amendment No. 1 dated April 15, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Massachusetts Financial Services Company filed as Exhibit (d)(57) to PEA No. 152.*

iii)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Neuberger Berman Fixed Income LLC dated July 1, 2011 filed as Exhibit (d)(128) to PEA No. 78.*

jjj)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Neuberger Berman Fixed Income LLC dated January 1, 2013 filed as Exhibit (d)(116) to PEA No. 98.*

kkk)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Neuberger Berman Fixed Income LLC dated June 30, 2014 filed as Exhibit (d)(166) to PEA No. 105.

lll)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Neuberger Berman Investment Advisers LLC dated March 1, 2017 filed as Exhibit (d)(42) to PEA No. 130.

mmm)	Amendment No. 4 dated May 10, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Neuberger Berman Investment Advisers LLC filed as Exhibit (d)(62) to PEA No. 152.*

nnn)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. dated June 10, 2016 filed as Exhibit (d)(36) to PEA No. 114.*

ooo)	Amendment No. 1 dated November 15, 2018 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. filed as Exhibit (d)(64) to PEA No. 152.*

ppp)	Amendment No. 2 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. filed as Exhibit (d)(65) to PEA No. 152.*

qqq)	Amendment No. 3 dated February 20, 2020 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. filed as Exhibit (d)(69) to PEA No. 161.*

rrr)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Strategic Global Advisors, LLC dated November 17, 2017 filed as Exhibit (d)(65) to PEA No. 136.*

sss)	Amendment No. 1 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Strategic Global Advisors, LLC filed as Exhibit (d)(71) to PEA No. 152.*

ttt)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. dated November 19, 2015 filed as Exhibit (d)(43) to PEA No. 114.*

uuu)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management, Inc. dated June 17, 2016 filed as Exhibit (d)(52) to PEA No. 130.

vvv)	Amendment No. 2 dated March 20, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. filed as Exhibit (d)(74) to PEA No. 152.*

www)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated August 21, 2015 filed as Exhibit (d)(108) to PEA No. 112.*

xxx)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated June 17, 2016 filed as Exhibit (d)(54) to PEA No. 130.

yyy)	Amendment No. 2 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management filed as Exhibit (d)(77) to PEA No. 152.*

zzz)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Wellington Management Company LLP dated August 25, 2017 filed as Exhibit (d)(67) to PEA No. 136.*

aaaa)	Amendment No. 1 dated April 8, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Wellington Management Company LLP filed as Exhibit (d)(79) to PEA No. 152.*

bbbb)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC dated November 19, 2008 filed as Exhibit (d)(60) to PEA No. 64.*

cccc)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC filed as Exhibit (d)(54) to PEA No. 69.

dddd)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC filed as Exhibit (d)(122) to PEA No. 78.

eeee)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC dated January 1, 2013 filed as Exhibit (d)(123) to PEA No. 98.*

ffff)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 30, 2014 filed as Exhibit (d)(140) to PEA No. 105.

gggg)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 17, 2016 filed as Exhibit (d)(60) to PEA No. 130.

	hhhh)	Amendment No. 4 dated April 8, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC filed as Exhibit (d)(86) to PEA No. 152.*

	iiii)	Investment Sub-Advisory Agreement dated November 15, 2018 between Northern Trust Investments, Inc. and ARK Investment Management LLC filed as Exhibit (d)(87) to PEA No. 152.*

	jjjj)	Amendment No. 1 dated April 16, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and ARK Investment Management LLC filed as Exhibit (d)(88) to PEA No. 152.*

	kkkk)	Investment Sub-Advisory Agreement dated November 15, 2018 between Northern Trust Investments, Inc. and Mar Vista Investment Partners, LLC filed as Exhibit (d)(89) to PEA No. 152.*

	llll)	Amendment No. 1 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Mar Vista Investment Partners, LLC filed as Exhibit (d)(90) to PEA No. 152.*

7.	a)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 31, 2017 filed as Exhibit (e)(1) to PEA No. 130.

	b)	Amended and Restated Schedule A dated November 17, 2017 to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC filed as Exhibit (e)(2) to PEA No. 136.

8.		None.

9.	a)	Custody Agreement between Northern Funds and The Northern Trust Company dated June 30, 2014 filed as Exhibit (g)(1) to PEA No. 104.

	b)	Amended and Restated Schedule A to the Custody Agreement between Northern Funds and The Northern Trust Company dated August 22, 2019 filed as Exhibit (g)(2) to PEA No. 154.

	c)	Amended and Restated Schedule B dated November 17, 2017 to the Custody Agreement between Northern Funds and The Northern Trust Company filed as Exhibit (g)(3) to PEA No. 136.

	d)	Amendment dated August 1, 2019 to the Custody Agreement between Northern Funds and The Northern Trust Company filed as Exhibit (g)(4) to PEA No. 154.

10.		Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System, adopted on February 13, 2020 filed as Exhibit (n)(1) to PEA No. 159.

11.		Opinion and Consent of Faegre Drinker Biddle & Reath LLP with respect to the legality of the securities being represented is filed herewith.

12.		Form of Opinion and Consent of Faegre Drinker Biddle & Reath LLP with respect to tax matters is filed herewith.

13.	a)	Transfer Agency and Service Agreement between Registrant and The Northern Trust Company dated June 30, 2014 filed as Exhibit (h)(1) to PEA No. 104.

	b)	Amended and Restated Schedule A dated November 17, 2017 to the Transfer Agency and Services Agreement between Registrant and The Northern Trust Company filed as Exhibit (h)(2) to PEA No. 136.

	c)	Amendment dated November 15, 2018 to the Transfer Agency and Services Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(4) to PEA No. 150.

	d)	Amendment dated August 1, 2019 to the Transfer Agency and Services Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(4) to PEA No. 154.

	e)	Amended and Restated Service Plan, adopted as of April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

	f)	Amended and Restated Service Plan, adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34, and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA No. 40.

	g)	Amended and Restated Service Plan, adopted on April 1, 1994 and amended on May 2, 2000 and November 19, 2015, and Form of Services Agreement, filed as Exhibit (h)(6) to PEA No. 114.

	h)	Amended and Restated Service Plan, adopted on April 1, 1994 and amended on May 2, 2000, November 19, 2015 and April 1, 2017, and Form of Services Agreement filed as Exhibit (h)(9) to PEA No. 130.

	i)	Amended and Restated Service Plan, adopted on February 13, 2020 and Form of Services Agreement filed as Exhibit (h)(9) to PEA No. 159.

	j)	Plan of Reorganization by Northern Institutional Funds, on behalf of its Core Bond Portfolio, Short Bond Portfolio and U.S. Treasury Index Portfolio and Northern Funds, on behalf of its Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund, dated August 9, 2012 is filed as Exhibit (h)(47) to PEA No. 95.

	k)	Plan of Reorganization by Northern Institutional Funds, on behalf of its Acquired Funds and Northern Funds, on behalf of its Acquiring Funds, dated August 9, 2012 is filed as Exhibit (h)(48) to PEA No. 95.

	l)	Plan of Reorganization by Northern Funds, on behalf of its Large Cap Growth Fund and its Large Cap Core Fund, and Northern Trust Investments, Inc. (“NTI”) is filed as Exhibit (h)(43) to PEA No. 108.

	m)	Plan of Reorganization by Northern Funds, on behalf of its Large Cap Equity Fund and Large Cap Core Fund, and Northern Trust Investments, Inc. filed as Exhibit (h)(13) to PEA No. 130.

14.		Consent of Deliotte & Touche LLP is filed herewith.

15.		None.

16.		Powers of Attorney are filed herewith.

17.		Form of Proxy Card is filed herewith.

*	Portions of this exhibit have been omitted pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission.

ITEM 17.	UNDERTAKINGS

Not Applicable.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Chicago and State of Illinois, on the 8th day of January, 2021.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ Peter K. Ewing	President (Principal	January 8, 2021
Peter K. Ewing	Executive Officer)

/s/ Randal E. Rein	Treasurer (Principal	January 8, 2021
Randal E. Rein	Financial Officer and Principal
Accounting Officer)

/s/ Therese M. Bobek*	Trustee	January 8, 2021
Therese M. Bobek

/s/ Ingrid LaMae A. de Jongh*	Trustee	January 8, 2021
Ingrid LaMae A. de Jongh

/s/ Mark G. Doll*	Trustee	January 8, 2021
Mark G. Doll

/s/ Thomas A. Kloet*	Trustee	January 8, 2021
Thomas A. Kloet

/s/ David R. Martin*	Trustee	January 8, 2021
David R. Martin

/s/ Cynthia R. Plouché*	Trustee	January 8, 2021
Cynthia R. Plouché

/s/ Mary Jacobs Skinner*	Trustee	January 8, 2021
Mary Jacobs Skinner

/s/ Darek Wojnar *	Trustee	January 8, 2021
Darek Wojnar

/s/ Peter K. Ewing
* By Peter K. Ewing
Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Description

11	Opinion and Consent of Faegre Drinker Biddle & Reath LLP with respect to the legality of the securities being represented.

12	Form of Opinion and Consent of Faegre Drinker Biddle & Reath LLP with respect to tax matters.

14	Consent of Deloitte & Touche LLP.

16	Powers of Attorney.

17	Form of Proxy Card.